SMITH BARNEY LARGE
CAPITALIZATION GROWTH FUND

----------------------
     he SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND ("Fund") seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations.
T

 NASDAQ SYMBOL
------------------------------------------------

 CLASS A     SBLCA
 CLASS B     SBLCB
 CLASS C     SBLCC

SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
AVERAGE ANNUAL TOTAL RETURNS ENDED
NOVEMBER 30, 1997

                                    Without Sales Charges*
                       ------------------------------------------------
                         Class A      Class B      Class C
----------------------------------------------------
Since Inception+++          3.37%        3.20%        3.20%
----------------------------------------------------

                                     With Sales Charges**
                       ------------------------------------------------
                         Class A      Class B      Class C
----------------------------------------------------
Since Inception+++         (1.84)%      (1.80)%       2.20%
----------------------------------------------------

    * Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
   ** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
           All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
    +      Inception date for Class A, B and C shares is August 29,
           1997.
   ++ Total return is not annualized as it may not be representative of the total return for the year.

 FUND HIGHLIGHT
------------------------------------------------
THE FUND'S INAUGURAL REPORTING PERIOD WITNESSED SOME OF THE GREATEST STOCK MARKET VOLATILITY OVER THE PAST TWO YEARS. PRIMARILY AN OUTGROWTH OF ECONOMIC CONCERNS IN ASIA, THIS HIGHER STOCK MARKET VOLATILITY HAS ACTUALLY CREATED MANY INTERESTING BUYING OPPORTUNITIES. WE BELIEVE THAT RECENT EVENTS IN ASIA, WHILE CERTAINLY SERIOUS, WILL BE RESOLVED WHILE REMEMBERING THAT THE VAST MAJORITY OF OUR INVESTMENTS HAVE SMALL (THOUGH INDEED GROWING) EXPOSURE.

 WHAT'S INSIDE
------------------------------------------------

Shareholder Letter...........................          1
A Conversation with Portfolio Manager
Alan Blake...................................          3
Historical Performance.......................          5
Schedule of Investments......................          6
Statement of Assets and Liabilities..........          8
Statement of Operations......................          9
Statement of Changes in Net Assets...........         10
Notes to Financial Statements................         11
Financial Highlights.........................         14
Independent Auditors' Report.................         15

 Shareholder Letter
------------------------------------------------

     [PHOTO]          [PHOTO]
HEATH B.              ALAN
MCLENDON              BLAKE
Chairman              Vice President and
                      Investment Officer

DEAR SHAREHOLDER:

        e are pleased to provide the first annual report for the Smith Barney Large Capitalization Growth Fund ("Fund") for the period ended November
30, 1997. In this report we have summarized the period's prevailing economic and market conditions and outlined our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.
W

Performance Update and Strategy

The Fund began operations on August 29, 1997. For the period ended November 30, 1997, the Class A, B and C shares of the Fund generated a total return without sales charges of 3.37%, 3.20% and 3.20%, respectively. In comparison, the Standard & Poor's 500 Composite Index ("S&P 500") had a total return of 6.67% over the same period. (The S&P 500 Index is a capitalization-weighted measure of 500 widely held common stocks.)

The Fund emphasizes a core of large-capitalization growth stocks that share a number of characteristics. Chief among them are excellent financials (i.e., consistent and sustainable earnings growth, significant free cash flow and very high returns on equity). The second key characteristic centers on the product or service of a company. We are most interested in companies delivering world-class products or services in the global marketplace. We also are looking for dominant companies within growth industries where we perceive the barriers to entry to be extremely high. Lastly, a third characteristic we look for is a great management team. Strong management is just as important as is a company's financial condition or its products or services. We look for these characteristics to identify companies that represent outstanding long-term investment opportunities.

Market Overview

The Fund's inaugural reporting period witnessed some of the greatest stock market volatility over the past two years. Primarily an outgrowth of economic concerns in Asia, this higher stock market volatility has actually created many interesting buying opportunities. We believe that recent events in Asia, while certainly serious, will be resolved while remembering that the vast majority of our investments have small (though indeed growing) exposure.

Market Outlook

We believe the economic backdrop remains favorable for many large-capitalization growth stocks. The trends in inflation and interest rates, coupled with the strong fundamentals currently being generated in our investment universe, suggest further upside potential. Our holdings are geared to take advantage of key shifts taking place within the global economy, specifically within the technology, financial and consumer sectors. The Fund's top holdings as of November 30, 1997 reflect this orientation.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                  1

- CONSUMER STOCKS such as Coca-Cola, Wrigley, Gillette and Disney are taking full advantage of the explosion in consumer demand and growing capitalism that is emerging worldwide.

- FINANCIAL STOCKS such as Wells Fargo, Merrill Lynch and Household Financial stand to benefit from the trend toward greater deregulation in the financial services industry.

- TECHNOLOGY STOCKS that are poised to grow as the revolution in technology and productivity continues apace. Whether through telecommunications (Lucent, Motorola), computers (Compaq), semiconductors (Intel, Texas Instruments), software (Microsoft), growth, while volatile, has been explosive. We believe these world-class franchises are well positioned to continue their above-average earnings growth in the years to come.

In closing, thank you for investing in the Smith Barney Large Capitalization Growth Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,

        [SIG]               [SIG]
Heath B. McLendon           Alan Blake
Chairman                    Vice President and
                            Investment Officer

DECEMBER 17, 1997

 Top Ten Holdings*                                      As of November 30, 1997
------------------------------------------------

       1.  Coca-Cola Co.                                     5.7%
             ----------------------------------------------------
       2.  The Walt Disney Co.                               5.5
             ----------------------------------------------------
       3.  Wells Fargo & Co.                                 4.8
             ----------------------------------------------------
       4.  Gillette Co.                                      4.4
             ----------------------------------------------------
       5.  Household International Inc.                      3.7
             ----------------------------------------------------
       6.  America Online Inc.                               3.5
             ----------------------------------------------------
       7.  Home Depot Inc.                                   3.4
             ----------------------------------------------------
       8.  Intel Corp.                                       3.4
             ----------------------------------------------------
       9.  Lucent Technologies Inc.                          3.4
             ----------------------------------------------------
      10.  Wm. Wrigley Jr. Co.                               3.3
             ----------------------------------------------------

    *      As a percentage of total common stocks.

--------------------------------------------------------------------------------
2                                             1997 ANNUAL REPORT TO SHAREHOLDERS

 A Conversation with Portfolio Manager Alan Blake
------------------------------------------------

      lan Blake is a Managing Director of Smith Barney Inc. and the Portfolio Manager of the Smith Barney Large Capitalization Growth Fund. Prior to
joining the firm in 1991, he worked for Brown Brothers Harriman where he was a portfolio manager for high net-worth individuals and institutions. Mr. Blake holds a B.S. degree in Economics from Lehigh University and an M.S. in Economics from the State University of New York.
A

The Fund seeks to participate in the domestic and global growth of these companies by using a portfolio composed primarily of large cap growth stocks. We recently had an opportunity to speak with Alan about the large-cap growth market and some of the timely domestic and global trends he has identified since the Fund's launch.

ALAN, WHY WAS THE SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND INTRODUCED EARLIER THIS YEAR?

Alan: It's very hard to find stylistically pure funds that are fairly concentrated and do not use cash as an investment tool. That's why we created the Fund.

CAN YOU WALK US THROUGH YOUR FUND'S VALUATION PROCESS?

Alan: As noted in our shareholder letter, we look for companies that are world class, have exceptional management teams and impeccable financials. The valuation part is pure fundamental work. If a company is growing 20% per year, its earnings will go up six-fold in ten years. That's just the way the math works. If a company is earning a dollar now, and its growing 15% per year, it will have four dollars worth of earnings after ten years. If the acquisition cost analysis is done correctly, one can ignore all the buy and sell recommendations Wall Street will make on these stocks over the next five to ten years. Some years the stock will do better than the company and some years the company will do better than the stock but, over time, as long as the fundamentals stay right, stocks and their earnings, at the very least should track.

AFTER IDENTIFYING AND VALUING YOUR UNIVERSE OF SOLID LARGE-CAP COMPANIES, WHAT'S THE NEXT STEP?

Alan: After we determine which stocks we want to own in terms of valuation, we then try to pick out "waves" that are applicable. And we use the term "waves" instead of themes. A small wave would be baby boomers feathering their nests. You could step up the ladder and look at middle-sized wave like the aging of the American population. The world-class drug companies are clearly in there as an example of riding a middle wave. A larger wave, one of the largest, is the baby boomers saving. You've all heard this story a hundred times and have seen what it has meant for the financial services industry. This is a very large wave.

Occasionally, maybe once a decade, you get an even bigger wave. You get what surfers call the banzai pipeline of waves. And that is what's occurring worldwide now as we literally drag the Third World into the First World. The emergence of capitalism worldwide is a huge fundamental change. And though it's been read about and talked about and you've heard it ad nauseam, I'm not sure that investors fully understand how crucial it is and, more importantly, how long it is going to last.

Our search process yields literally 400 to 500 large cap companies that are going to participate in these waves and become like lightening in a bottle. The banzai pipeline, in particular, is a huge wave, very timely and important to focus on.

ALAN, SOUNDS LIKE YOU ARE BOTH A TOP-DOWN AND BOTTOM-UP INVESTOR?

Alan: I am. I spend a lot of time trying to figure out what to pay for the earnings growth of a company, but I also look at some very big macro issues. One of the reasons for our past success has been that we've identified some of these macro themes earlier than a lot of people and have been able to plug our bottom-up work into those macro themes. The top-down approach looks at the backdrop for inflation and interest rates and corporate profits. More importantly, it looks at the themes, the waves, that play through the economy and the world economy. And then from the bottom up you

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                  3
just try to figure out what to pay for each of these individual companies, and which ones then plug into the waves you've identified.

ARE MOST INVESTORS AWARE OF THE TRUE GLOBAL NATURE OF MOST LARGE-CAPITALIZATION U.S. COMPANIES?

Alan: That's a good question. It's an oversight to think that these are purely domestic companies because they are based in the United States. Many investors think they need to buy foreign companies if they want international exposure. The reality is that so much of the growth for so many of these companies comes from outside the U.S. Coca Cola, for example, derives 80% of its earnings offshore. Even a lot of the technology companies--the Microsofts and Intels--are now getting 50% of their earnings from outside the U.S.

WILL YOU BE USING ANY FOREIGN STOCKS IN THIS PORTFOLIO?

Alan: According to the Fund's prospectus up to 10% of the portfolio may be invested in foreign stocks. However, there are a few caveats. They've got to meet our criteria with respect to financials, products and management and match up to the kinds of companies that we're investing in currently. Secondly, and a little more importantly, we can invest only in companies that have American Depository Receipts listed on the New York Stock Exchange. Everything we do is driven by fundamental research; we've got to know that we're going to see quarterly and annual reports, and all the government filings.

WHAT WOULD GET YOU TO SELL A STOCK?

Alan: If the fundamentals change or if the fundamental reason that we bought something has changed, we will definitely sell. If stocks become clearly overvalued we will take some off the table. We are big believers in letting your winners run and trying to catch that compounding of earnings.

ALAN, ANY FINAL THOUGHTS? WHERE DO YOU THINK THE STOCK MARKET WILL BE AT THE END OF THIS CENTURY?

Alan: We think the stock market will be substantially higher at the turn of the century. And we think that one of the best ways to participate in the stock market is by owning great companies with great managements and impeccable financials, and owning them over time and over market fluctuations. We're not market timers or allocators. Just as these companies will be compounding their earnings over time, we believe in letting investments compound their earnings over time. We think that's one of the keys to successful portfolio management and successful investing.

ALAN, THANKS FOR SHARING YOUR THOUGHTS WITH US TODAY.

--------------------------------------------------------------------------------
4                                             1997 ANNUAL REPORT TO SHAREHOLDERS

 Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                          NET ASSET VALUE
                                      ------------------------
                                       BEGINNING       END        INCOME     CAPITAL GAIN       TOTAL
PERIOD ENDED                           OF PERIOD    OF PERIOD    DIVIDENDS   DISTRIBUTIONS   RETURNS(1)
------------------------------------------------------------------------------------------------------------
Inception* -- 11/30/97                 $   11.88    $   12.28    $    0.00     $    0.00          3.37%+
------------------------------------------------------------------------------------------------------------

 Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                          NET ASSET VALUE
                                      ------------------------
                                       BEGINNING       END        INCOME     CAPITAL GAIN       TOTAL
PERIOD ENDED                           OF PERIOD    OF PERIOD    DIVIDENDS   DISTRIBUTIONS   RETURNS(1)
------------------------------------------------------------------------------------------------------------
Inception* -- 11/30/97                 $   11.88    $   12.26    $    0.00     $    0.00          3.20%+
------------------------------------------------------------------------------------------------------------

 Historical Performance -- Class C Shares
--------------------------------------------------------------------------------

                                          NET ASSET VALUE
                                      ------------------------
                                       BEGINNING       END        INCOME     CAPITAL GAIN       TOTAL
PERIOD ENDED                           OF PERIOD    OF PERIOD    DIVIDENDS   DISTRIBUTIONS   RETURNS(1)
------------------------------------------------------------------------------------------------------------
Inception* -- 11/30/97                 $   11.88    $   12.26    $    0.00     $    0.00          3.20%+
------------------------------------------------------------------------------------------------------------

 Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                          NET ASSET VALUE
                                      ------------------------
                                       BEGINNING       END        INCOME     CAPITAL GAIN       TOTAL
PERIOD ENDED                           OF PERIOD    OF PERIOD    DIVIDENDS   DISTRIBUTIONS   RETURNS(1)
------------------------------------------------------------------------------------------------------------
Inception* -- 11/30/97                 $   12.66    $   12.29    $    0.00     $    0.00         (2.92)%+
------------------------------------------------------------------------------------------------------------

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.

 Average Annual Total Return
--------------------------------------------------------------------------------

                                                                       WITHOUT SALES CHARGE(1)
                                                    --------------------------------------------------------------
                                                      CLASS A      CLASS B      CLASS C       CLASS Y
------------------------------------------------------------------------------------------------------------
Inception* through 11/30/97+                             3.37%        3.20%         3.20%       (2.92)%
------------------------------------------------------------------------------------------------------------

                                                                         WITH SALES CHARGE(2)
                                                    --------------------------------------------------------------
                                                      CLASS A      CLASS B      CLASS C       CLASS Y
------------------------------------------------------------------------------------------------------------
Inception* through 11/30/97+                            (1.84)%      (1.80)%        2.20%       (2.92)%
------------------------------------------------------------------------------------------------------------

   (1)     ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT
           THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED
           SALES CHARGES ("CDSC") WITH RESPECT TO CLASS B AND C SHARES.
   (2)     ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS
           A SHARES REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGE OF 5.00%; AND CLASS B SHARES REFLECT THE DEDUCTION
           OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM INITIAL PURCHASE. THEREAFTER, THE CDSC
           DECLINES BY 1.00% PER YEAR UNTIL NO CDSC IS INCURRED. CLASS C SHARES REFLECT THE DEDUCTION OF A 1.00% CDSC, WHICH
           APPLIES IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE.
    *      INCEPTION DATE FOR CLASS A, B AND C SHARES IS AUGUST 29, 1997. INCEPTION DATE FOR CLASS Y SHARES IS OCTOBER 15, 1997.
    +      TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                  5

 Schedule of Investments                                      November 30, 1997
--------------------------------------------------------------------------------

             SHARES                                    SECURITY                                     VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 99.2%

CAPITAL GOODS -- 8.7%
               180,000  Boeing Co.                                                                 $ 9,562,500
               162,000  General Electric Co.                                                        11,947,500
                90,000  Lockheed Martin Corp.                                                        8,780,625
               150,000  Thermo Electron Corp.                                                        5,521,875
------------------------------------------------------------------------------------------------------------
                                                                                                    35,812,500
------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICALS -- 10.6%
               245,000  Home Depot Inc.                                                             13,704,687
               155,000  McDonald's Corp.                                                             7,517,500
               235,000  The Walt Disney Co.                                                         22,310,312
------------------------------------------------------------------------------------------------------------
                                                                                                    43,532,499
------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 19.6%
               172,000  Avon Products Inc.                                                           9,943,750
               375,000  Coca-Cola Co.                                                               23,437,500
               195,000  Gillette Co.                                                                18,000,938
               265,000  Pepsico Inc.                                                                 9,771,875
                80,000  Procter & Gamble Corp.                                                       6,105,000
               170,000  Wm. Wrigley Jr. Co.                                                         13,451,250
------------------------------------------------------------------------------------------------------------
                                                                                                    80,710,313
------------------------------------------------------------------------------------------------------------

ENERGY -- 2.3%
               115,000  Schlumberger Ltd.                                                            9,465,938
------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 21.7%
                50,000  American International Group Inc.                                            5,040,625
                40,000  Citicorp                                                                     4,797,500
               235,000  Fannie Mae                                                                  12,410,938
               120,000  Household International Inc.                                                15,120,000
               190,000  Merrill Lynch & Co.                                                         13,335,625
               240,000  Morgan Stanley Dean Witter Discover                                         13,035,000
               100,000  NationsBank Corp.                                                            6,006,250
                64,000  Wells Fargo & Co.                                                           19,664,000
------------------------------------------------------------------------------------------------------------
                                                                                                    89,409,938
------------------------------------------------------------------------------------------------------------

HEALTH CARE -- 11.1%
               230,000  Amgen Inc.                                                                  11,758,750
               110,000  Johnson & Johnson                                                            6,923,125
                70,000  Merck & Co., Inc.                                                            6,619,375
               175,000  Pfizer Inc.                                                                 12,731,250
                55,000  Warner-Lambert Co.                                                           7,693,125
------------------------------------------------------------------------------------------------------------
                                                                                                    45,725,625
------------------------------------------------------------------------------------------------------------

TECHNOLOGY -- 25.2%
               190,000  America Online Inc.                                                         14,345,000
               135,000  Compaq Computer Corp.                                                        8,429,062
               120,000  Cisco Systems Inc.                                                          10,350,000
               180,000  Intel Corp.                                                                 13,972,500
               175,000  Lucent Technologies Inc.                                                    14,021,875
                87,000  Microsoft Corp.                                                             12,310,500
               125,000  Motorola Inc.                                                                7,859,375

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6                                             1997 ANNUAL REPORT TO SHAREHOLDERS

 Schedule of Investments (continued)                          November 30, 1997
--------------------------------------------------------------------------------

             SHARES                                    SECURITY                                     VALUE
------------------------------------------------------------------------------------------------------------

TECHNOLOGY -- 25.2% (CONTINUED)
               270,000  Texas Instruments Inc.                                                    $ 13,297,500
               270,000  Xilinx Inc.                                                                  9,331,875
------------------------------------------------------------------------------------------------------------
                                                                                                   103,917,687
------------------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCKS
                        (Cost -- $398,603,913)                                                     408,574,500
------------------------------------------------------------------------------------------------------------
              FACE
             AMOUNT                                    SECURITY                                     VALUE
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
           $ 3,243,000  Chase Manhattan Bank, 5.650% due 12/1/97;
                        Proceeds at maturity -- $3,244,527; (Fully collateralized
                        by U.S. Treasury Notes, 5.000% due 1/31/99;
                        Market value -- $3,307,877) (Cost -- $3,243,000)                             3,243,000
------------------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100%
                        (Cost -- $401,846,913)                                                  $  411,817,500
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                  7

 Statement of Assets and Liabilities                          November 30, 1997
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $401,846,913)                                              $  411,817,500
   Cash                                                                                                 217
   Receivable for Fund shares sold                                                                2,115,472
   Dividends and interest receivable                                                                301,702
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                 414,234,891
------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                                               1,276,488
   Management fees payable                                                                          244,050
   Distribution fees payable                                                                         57,725
   Payable for Fund shares purchased                                                                  4,292
   Accrued expenses                                                                                   9,119
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                              1,591,674
------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                             $  412,643,217
------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest                                                $       33,621
   Capital paid in excess of par value                                                          401,786,930
   Undistributed net investment income                                                              501,575
   Accumulated net realized gain on security transactions                                           350,504
   Net unrealized appreciation of investments                                                     9,970,587
------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                             $  412,643,217
------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
   Class A                                                                                        9,041,148
   ---------------------------------------------------------------------------------------------------------
   Class B                                                                                       14,648,058
   ---------------------------------------------------------------------------------------------------------
   Class C                                                                                        3,035,986
   ---------------------------------------------------------------------------------------------------------
   Class Y                                                                                        6,895,750
   ---------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   Class A (and redemption price)                                                                    $12.28
   ---------------------------------------------------------------------------------------------------------
   Class B*                                                                                          $12.26
   ---------------------------------------------------------------------------------------------------------
   Class C**                                                                                         $12.26
   ---------------------------------------------------------------------------------------------------------
   Class Y (and redemption price)                                                                    $12.29
   ---------------------------------------------------------------------------------------------------------
CLASS A MAXIMIUM PUBLIC OFFERING PRICE PER SHARE
   (net asset value plus 5.26% of net asset value per share)                                         $12.93
------------------------------------------------------------------------------------------------------------

    *      REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 5.00% CDSC IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM INITIAL
           PURCHASE (SEE NOTE 3).
   **      REDEMPTION PRICE IS NAV OF CLASS C SHARES REDUCED BY A 1.00% CDSC IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF
           PURCHASE.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                             1997 ANNUAL REPORT TO SHAREHOLDERS

 Statement of Operations              For the Period Ended November 30, 1997(a)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                                                   $    545,911
   Dividends                                                                                       705,480
------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                                                       1,251,391
------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees                                                                                 620,766
   Distribution fees                                                                               551,254
   Shareholder and system servicing fees                                                            74,358
   Registration fees                                                                                17,384
   Shareholder communications                                                                       10,000
   Audit and legal                                                                                   9,000
   Directors' fees                                                                                   3,000
   Custody                                                                                           1,500
   Other                                                                                               500
------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                                                                1,287,762
------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                (36,371)
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                                                         4,833,639
     Cost of securities sold                                                                     4,483,135
------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN                                                                               350,504
------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                                                                --
     End of period                                                                               9,970,587
------------------------------------------------------------------------------------------------------------
   INCREASE IN NET UNREALIZED APPRECIATION                                                       9,970,587
------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                         10,321,091
------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                                        $ 10,284,720
------------------------------------------------------------------------------------------------------------

   (a)     FOR THE PERIOD FROM AUGUST 29, 1997 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1997.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                  9

 Statement of Changes in Net Assets   For the Period Ended November 30, 1997(a)
--------------------------------------------------------------------------------

OPERATIONS:
   Net investment loss                                                                       $      (36,371)
   Net realized gain                                                                                350,504
   Increase in net unrealized appreciation                                                        9,970,587
------------------------------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM OPERATIONS                                                        10,284,720
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                                 --
   Net realized gains                                                                                    --
------------------------------------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                             --
------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
   Net proceeds from sale of shares                                                             407,040,618
   Net asset value of shares issued for reinvestment of dividends                                        --
   Cost of shares reacquired                                                                     (4,682,121)
------------------------------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                                          402,358,497
------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                                          412,643,217
NET ASSETS:
   Beginning of period                                                                                   --
------------------------------------------------------------------------------------------------------------
   END OF PERIOD*                                                                            $  412,643,217
------------------------------------------------------------------------------------------------------------
   *Includes undistributed net investment income of:                                               $501,575
------------------------------------------------------------------------------------------------------------

   (a)     FOR THE PERIOD FROM AUGUST 29, 1997 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1997.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                            1997 ANNUAL REPORT TO SHAREHOLDERS

 Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Large Capitalization Growth Fund ("Fund") is a separate diversified investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and two other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Intermediate Maturity New York Municipals Fund. The financial statements and financial highlights for the other funds are presented in separate annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between bid and ask price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the earlier of the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; interest income is recorded on the accrual basis; (e) realized gains or losses on the sale of securities are calculated based on the specific identification method;
(f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At November 30, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of net investment loss amounting to $537,946 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement and Other Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as invesment manager to the Fund. The Fund pays MMC a management fee calculated at an annual rate of 0.75% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH acts as distributor of Fund shares. For the period ended November 30, 1997, SB received brokerage commissions of $34,620 and sales charges of approximately $3,023,000 on sales of the Fund's Class A shares.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                 11

--------------------------------------------------------------------------------

There is contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the period ended November 30, 1997, CDSCs paid to SB were:

                                  Class A    Class B    Class C
----------------------------------------------------------
CDSCs                            $   1,000  $  28,000  $   3,000
----------------------------------------------------------

Pursuant to Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the period ended November 30, 1997, total Distribution Plan fees incurred were:

                                  Class A    Class B    Class C
----------------------------------------------------------
Distribution Plan Fees           $  64,109  $ 404,500  $  82,645
----------------------------------------------------------

All officers and one Director of the Fund are employees of SB.

3. Investments

During the period ended Novmber 30, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

----------------------------------------------------------
Purchases                                   $  403,087,047
----------------------------------------------------------
Sales                                            4,833,639
----------------------------------------------------------

At November 30, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

----------------------------------------------------------
Gross unrealized appreciation               $  23,604,630
Gross unrealized depreciation                 (13,634,043)
----------------------------------------------------------
Net unrealized appreciation                 $   9,970,587
----------------------------------------------------------

4. Repurchase Agreements

The Fund purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Shares of Beneficial Interest

At November 30, 1997, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an indentical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At November 30, 1997, total paid-in capital amounted to the following for each class:

                                                Amount
----------------------------------------------------------
Class A                                     $  107,824,801
----------------------------------------------------------
Class B                                        174,540,595
----------------------------------------------------------
Class C                                         36,198,926
----------------------------------------------------------
Class Y                                         83,256,229
----------------------------------------------------------

--------------------------------------------------------------------------------
12                                            1997 ANNUAL REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                                                                       Period Ended
                                                                                     November 30, 1997
                                                                                ---------------------------
                                                                                  Shares         Amount
------------------------------------------------------------------------------------------------------------
CLASS A*
Shares sold                                                                       9,177,952  $  109,524,318
Shares redeemed                                                                    (136,804)     (1,636,918)
------------------------------------------------------------------------------------------------------------
Net Increase                                                                      9,041,148  $  107,887,400
------------------------------------------------------------------------------------------------------------
CLASS B*
Shares sold                                                                      14,785,442  $  176,582,697
Shares redeemed                                                                    (137,384)     (1,647,374)
------------------------------------------------------------------------------------------------------------
Net Increase                                                                     14,648,058  $  174,935,323
------------------------------------------------------------------------------------------------------------
CLASS C*
Shares sold                                                                       3,136,419  $   37,509,061
Shares redeemed                                                                    (100,433)     (1,229,516)
------------------------------------------------------------------------------------------------------------
Net Increase                                                                      3,035,986  $   36,279,545
------------------------------------------------------------------------------------------------------------
CLASS Y**
Shares sold                                                                       6,909,847  $   83,424,542
Shares redeemed                                                                     (14,097)       (168,313)
------------------------------------------------------------------------------------------------------------
Net Increase                                                                      6,895,750  $   83,256,229
------------------------------------------------------------------------------------------------------------

    *      FOR THE PERIOD FROM AUGUST 29, 1997 (INCEPTION DATE) TO NOVEMBER 30, 1997.
   **      FOR THE PERIOD FROM OCTOBER 15, 1997 (INCEPTION DATE) TO NOVEMBER 30, 1997.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                 13

                     (This page intentionally left blank.)

 Financial Highlights
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
PERIOD:

                                                              Class A(1)   Class B(1)   Class C(1)  Class Y(2)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $11.88       $11.88      $11.88      $12.66
------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income (loss)                                      0.01        (0.01 )     (0.01 )      0.01
  Net realized and unrealized gain (loss)                           0.39         0.39        0.39       (0.38 )
------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        0.40         0.38        0.38       (0.37 )
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                               --           --          --          --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                   --           --          --          --
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $12.28       $12.26      $12.26      $12.29
------------------------------------------------------------------------------------------------------------
TOTAL RETURN++                                                      3.37 %       3.20 %      3.20 %     (2.92 )%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                              $  111,063   $  179,598   $  37,224   $  84,758
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
  Expenses                                                          1.15 %       1.90 %      1.90 %      0.82 %
  Net investment income                                             0.38        (0.37 )     (0.38 )      0.54
------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                1 %          1 %         1 %         1 %
------------------------------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
  PAID ON EQUITY TRANSACTIONS                                      $0.06        $0.06       $0.06       $0.06
------------------------------------------------------------------------------------------------------------

   (1)     FOR THE PERIOD FROM AUGUST 29, 1997 (INCEPTION DATE) TO NOVEMBER 30, 1997.
   (2)     FOR THE PERIOD FROM OCTOBER 15, 1997 (INCEPTION DATE) TO NOVEMBER 30, 1997.
   ++      TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
    +      ANNUALIZED.

--------------------------------------------------------------------------------
14                                            1997 ANNUAL REPORT TO SHAREHOLDERS

 Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Large Capitalization Growth Fund ("Fund") of Smith Barney Investment Trust as of November 30, 1997, and the related statement of operations, statement of changes in net assets and financial highlights for the period from August 29, 1997 (commencement of operations) to November 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. As to securities purchased but not received we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Large Capitalization Growth Fund of Smith Barney Investment Trust as of November 30, 1997, and the results of its operations, the changes in its net assets and financial highlights for the period from August 29, 1997 to November 30, 1997, in conformity with generally accepted accounting principles.

                                                         [LOGO]

New York, New York
January 15, 1998

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                 15

SMITH BARNEY
LARGE CAPITALIZATION
GROWTH FUND

Trustees
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, CHAIRMAN
Cornelius C. Rose, Jr.

Officers
Heath B. McLendon
CHIEF EXECUTIVE OFFICER

Lewis E. Daidone
SENIOR VICE PRESIDENT
AND TREASURER

Alan Blake
VICE PRESIDENT AND
INVESTMENT OFFICER

Thomas M. Reynolds
CONTROLLER

Christina T. Sydor
SECRETARY

Investment Adviser and Administrator
Mutual Management Corp.

Distributor
Smith Barney Inc.

Custodian
PNC Bank, N.A.

Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is for the information of shareholders of Smith Barney Large Capitalization Growth Fund. It is not authorized for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

        [LOGO]

Smith Barney
Large Capitalization
Growth Fund

Smith Barney Mutual Funds
388 Greenwich Street
New York, New York 10013
www.smithbarney.com

FD01380 1/98

================================================================================
                                  ANNUAL REPORT
================================================================================

     1997
     1997
     1997
     1997
     1997


                                   Smith Barney
                                   Intermediate
                                   Maturity
                                   New York
                                   Municipals
                                   Fund

                                   --------------------------------------------

                                   November 30, 1997

                            [LOGO] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.

===========================================================
Smith Barney Intermediate Maturity New York Municipals Fund
===========================================================

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Intermediate Maturity New York Municipals Fund ("Fund") for the year ended November 30, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline the Fund's investment strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

Fund's Performance and Investment Strategy

For the year ended November 30, 1997, the Class A shares of the Fund generated a total return of 6.23% and outperformed its Lipper Analytical Services Inc. intermediate-term municipals peer group average total return of 5.66% for the same period. (Lipper is a major independent fund-tracking organization.)

In addition, the Fund paid income dividends totaling $0.41 per Class A share during the year. Based on a net asset value ("NAV") of $8.57 and a current monthly income dividend of roughly $0.034 per Class A share, this equates to an annualized distribution rate of 4.76%. For a New York resident in the combined state and federal income tax bracket of 35.98%, the Fund's tax-free yield of 4.76% is equivalent to a taxable yield of 7.44%. (This figure assumes an investor is in the federal income tax bracket of 31%.)

During the reporting period, we have maintained our emphasis on higher-quality municipal bonds because we believe lower-rated issues offer little advantage for the extra risks taken. As of November 30, 1997, 95.7% of the Fund's holdings were rated investment grade with 37.8% of these investments rated triple-A, the highest rating. (Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Services, or have an equivalent rating by any nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.)

As an intermediate-term municipal bond fund, the weighted average maturity of the Fund's securities will normally not exceed ten years. As of November 30, 1997, the Fund's weighted average maturity was approximately 8.9 years compared to 7.8 years as of November 30, 1996. Also at the end of the reporting period, the Fund's assets were allocated among the following types of municipal bond issues: transportation bonds (15.8%), education bonds (15.3%), and general obligation bonds (13.5%).

We continue to follow an investment strategy that emphasizes high-quality issues, good call protection and broad sector diversification. Generally, we focus on the coupon, maturity and call features of the Fund's holdings rather than the specific purpose for which the bond is being issued. Moreover, we continue to slightly extend the average life of the Fund's holdings to take advantage of the higher income stream for longer-term issues. In our opinion, intermediate-term municipal bonds offer an attractive alternative for investors seeking to minimize price volatility while still capturing a substantial portion of the income generated by long-term municipal issues.

New York Economic Highlights

After lagging most of the country, New York state finally appears to be emerging from a prolonged recession. Improved job and economic growth, particularly in the financial services industry, has boosted tax revenues. In addition, the higher tax revenues, coupled with government spending restraints, led to a state budget surplus for the fiscal year ended March 31, 1997. Although New York state bonds are still in the bottom tier of state credit ratings, the Empire state's brightening economic picture helped lead to a rating upgrade from A- to A from Standard & Poor's in August.

However, any further improvements to the state's credit worthiness may be hampered if the administration and legislature choose to repeat their record of notoriously late budget agreements. In addition, New York, along with many other states, faces many formidable challenges as it continues to implement welfare reform.

Market Update and Outlook

Interest rates continued to decline overall during the course of the reporting period. However, bond markets did experience volatility as investors responded to a conflicting combination of low inflation and falling unemployment. The persistent strength of the U.S. economy has heightened fears among many investors that the Federal Reserve ("Fed") would raise short-term interest rates. (The federal-funds rate is the interest rate banks charge each other for overnight loans and a closely watched indicator of the direction of interest rates.) The Fed did raise the federal funds rate by 0.25% in March 1997 but has since chosen to remain on the sidelines. Although it did not take action, the Fed indicated a bias toward tightening monetary policy at each of its meetings in May, July, August, September and November.

Although it is unclear when higher inflationary pressures will emerge, we believe that the collapse of the Asian financial markets in October will tend to dampen price increases in the U.S. and possibly delay any shift in Fed monetary policy.

In our view, all of these developments have benefited the municipal bond market. A healthy economy has enabled many municipalities, including New York, to maintain, or even upgrade their credit ratings, while a relatively low rate of inflation has delivered historically high real yields (i.e., the yield after taking into account the effects of inflation). Moreover, tax-free municipal bonds currently offer an attractive yield compared to the benchmark 30-year U.S. Treasury bond. For example, at the close of the reporting period, high-grade municipal bonds provided nearly 86% of the yield of similar maturity U.S. Treasurys, one of the highest comparative rates in the past five years.

In closing, thank you for your investment in the Smith Barney Intermediate Maturity New York Municipals Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,





/s/ Heath B. McLendon                           /s/ Peter M. Coffey
Heath B. McLendon                               Peter M. Coffey
Chairman                                        Vice President and
                                                Investment Officer

December 30, 1997

================================================================================
Historical Performance -- Class A Shares
================================================================================

                              Net Asset Value
                           ---------------------
                           Beginning        End        Income      Capital Gain      Total
Year Ended                  of Year       of Year     Dividends    Distributions   Returns(1)
=============================================================================================
11/30/97                      $8.47        $8.57        $0.41           $0.00         6.23%
---------------------------------------------------------------------------------------------
11/30/96                       8.48         8.47         0.41            0.00         4.85
---------------------------------------------------------------------------------------------
11/30/95                       7.80         8.48         0.41            0.00        14.31
---------------------------------------------------------------------------------------------
11/30/94                       8.54         7.80         0.40            0.02        (3.97)
---------------------------------------------------------------------------------------------
11/30/93                       8.18         8.54         0.40            0.02         9.76
---------------------------------------------------------------------------------------------
Inception* - 11/30/92          7.90         8.18         0.38            0.00         8.59+
=============================================================================================
Total                                                   $2.41           $0.04
=============================================================================================

================================================================================
Historical Performance -- Class C Shares
================================================================================
                              Net Asset Value
                           ---------------------
                           Beginning        End        Income      Capital Gain      Total
Year Ended                  of Year       of Year     Dividends    Distributions   Returns(1)
=============================================================================================
11/30/97                      $8.47        $8.57        $0.39           $0.00          6.00%
---------------------------------------------------------------------------------------------
11/30/96                       8.48         8.47         0.39            0.00          4.64
---------------------------------------------------------------------------------------------
Inception* - 11/30/95          7.87         8.48         0.38            0.00         13.01+
=============================================================================================
Total                                                   $1.16           $0.00
=============================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


================================================================================
Average Annual Total Return
================================================================================

                                                   Without Sales Charge(1)
                                                  --------------------------
                                                  Class A           Class C
============================================================================
Year Ended 11/30/97                                 6.23%             6.00%
----------------------------------------------------------------------------
Five Years Ended 11/30/97                           6.06               N/A
----------------------------------------------------------------------------
Inception* through 11/30/97                         6.57              7.83
============================================================================
                                                     With Sales Charge(2)
                                                  --------------------------
                                                  Class A           Class C
============================================================================
Year Ended 11/30/97                                 4.14%             5.00%
----------------------------------------------------------------------------
Five Years Ended 11/30/97                           5.62               N/A
----------------------------------------------------------------------------
Inception* through 11/30/97                         6.21              7.83
============================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                        Without Sales Charge(1)
================================================================================
Class A (Inception* through 11/30/97)                            45.73%
--------------------------------------------------------------------------------
Class C (Inception* through 11/30/97)                            25.36
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00% and Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from initial purchase.

 + Total return is not annualized, as it may not be representative of the total return for the year.

 * Inception dates for Class A and C shares are December 31, 1991 and December 5, 1994, respectively.

================================================================================
Historical Performance (unaudited)
================================================================================

               Growth of $10,000 Invested in Class A Shares of the
           Smith Barney Intermediate Maturity New York Municipals Fund
                vs. Lehman Brothers 10 Year Municipal Bond Index
            and Lipper Analytical Services, Inc. Peer Group Average+

--------------------------------------------------------------------------------

                         December 1991 -- November 1997

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                  Smith Barney Intermediate              Lehman Brothers 10 Year
                 Maturity New York Municipals           Municipal Bond Fund Index                Lipper Peer Group Average
                 ----------------------------           -------------------------                -------------------------
12/31/91                   $ 9,802                                $10,000                                $10,000
11/92                      $10,644                                $10,767                                $10,685
11/93                      $11,683                                $12,028                                $11,625
11/94                      $11,219                                $11,491                                $11,230
11/95                      $12,824                                $13,623                                $12,796
11/96                      $13,447                                $14,394                                $13,383
11/30/97                   $14,284                                $15,410                                $14,134

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on December 31, 1991, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1997. The Lehman Brothers 10 Year Municipal Bond Index is a broad-based index comprised of approximately 5,200 bonds totaling approximately $63 billion in market capitalization. The bonds are all municipal bonds with an average maturity of 9.8 years, an average yield of 4.93% and a duration of 7.08 years. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper Analytical Services, Inc. ("Lipper") Peer Group Average is an average of the Fund's peer group of mutual funds (24 funds as of November 30, 1997) investing in intermediate maturity New York tax-exempt bonds. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

================================================================================
Portfolio Highlights (unaudited)                               November 30, 1997
================================================================================

Industry Breakdown

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Water & Sewer                                                  5.1%
Education                                                     15.3%
General Obligations                                           13.5%
Government Facilities                                          7.9%
Hospitals                                                      9.7%
Industrial Development                                         6.3%
Other                                                         12.2%
Pollution Control                                              6.4%
Transportation                                                15.8%
Finance                                                        7.8%

Summary of Investments by Combined Ratings

                                   Standard &              Percentage of
   Moody's         and/or            Poor's             Total Investments*
--------------------------------------------------------------------------------
    Aaa                                AAA                         37.8%
    Aa                                 AA                          13.4
     A                                  A                          27.8
    Baa                                BBB                         16.7
     B                                  B                           0.1
    NR                                 NR                           4.2
                                                                  -----
                                                                  100.0%
                                                                  =====

*    20.5% of total investments were rated by Fitch Investor Services Inc.:
     18.4% were A rated and 2.1% were BBB rated.

================================================================================
Schedule of Investments                                        November 30, 1997
================================================================================

    FACE
   AMOUNT      RATING                      SECURITY                                 VALUE
============================================================================================
Education -- 15.3%
$    400,000     AAA      Albany City School District, Series B, MBIA-Insured,
                             6.000% due 12/15/00                                 $   422,500
     200,000     AAA      Canandaigua City School District, AMBAC-Insured,
                             6.400% due 6/1/99                                       207,250
     200,000     AAA      Central Square Central School District, FGIC-Insured,
                             6.500% due 6/15/99                                      207,750
   1,000,000     A++      City University of New York COP, John Jay College,
                             6.000% due 8/15/06                                    1,082,500
   2,000,000     AAA      New York Educational Construction Fund, Series A,
                             MBIA-Insured, 6.500% due 4/1/04 (a)                   2,232,500
                          New York State Dormitory Authority, Revenue Bonds:
   1,000,000     BBB+        City University System Construction, Series 1,
                               5.250% due 7/1/17                                     971,250
     500,000     AAA         College and University Educational Loan,
                               MBIA-Insured, 6.200% due 7/1/01 (b)                   531,250
   1,000,000     A-          State University Educational Facilities,
                               5.000% due 5/15/10                                    993,750
   1,000,000     A1*         Teresian House Project, LOC Fleet Bank,
                               5.250% due 7/1/17                                     988,750
     100,000     AAA      Wappingers Central School District, AMBAC-Insured,
                             6.250% due 12/1/99                                      104,375
--------------------------------------------------------------------------------------------
                                                                                   7,741,875
--------------------------------------------------------------------------------------------
Finance -- 7.8%
                          City of Troy, Municipal Assistance Corp., MBIA-Insured:
   1,080,000     AAA         Series A, 5.000% due 1/15/08                          1,104,300
   1,990,000     AAA         Series B, zero coupon bond to yield
                               5.950% due 1/15/19                                    646,750
   1,300,000     AA       New York City Transitional Finance Authority Revenue,
                             Series A, 5.000% due 8/15/13                          1,291,875
     900,000     AAA      New York State Local Government Assistance Corp.,
                             Series A, AMBAC-Insured, 5.125% due 4/1/11              905,625
--------------------------------------------------------------------------------------------
                                                                                   3,948,550
--------------------------------------------------------------------------------------------
General Obligation -- 13.5%
                          Buffalo GO:
     100,000     AAA         FGIC-Insured, 5.800% due 2/1/00                         103,750
     205,000     AAA         Series A, MBIA-Insured, 5.900% due 4/1/01               216,788
     385,000     AAA         Series B, MBIA-Insured, 5.900% due 4/1/01               407,138
     250,000     AAA      Erie County Public Improvement Project, GO,
                             FGIC-Insured, 5.500% due 1/15/00                        256,875
     495,000     Baa*     Jamestown GO, Series A, 7.000% due 3/15/00                 521,606
   1,000,000     AA       Monroe County Public Improvement Project GO,
                             Series A, 6.000% due 3/1/18                           1,110,000
   1,000,000     AAA      Nassau County GO, Combined Sewer District, Series E,
                             MBIA-Insured, 5.400% due 5/1/10                       1,046,250

                       See Notes to Financial Statements.

================================================================================
Schedule of Investments (continued)                            November 30, 1997
================================================================================

    FACE
   AMOUNT      RATING                      SECURITY                                 VALUE
============================================================================================
General Obligation -- 13.5% (continued)
                          New York City GO:
$  2,000,000     A-++        Series A, 7.000% due 8/1/04 (a)                     $ 2,262,500
     500,000     A-++        Series B, 6.250% due 10/1/01                            533,125
                          Oyster Bay GO, FGIC-Insured:
     200,000     AAA         Series B, 6.400% due 2/1/99                             205,500
     150,000     AAA         Series C, 6.300% due 10/1/99                            156,188
--------------------------------------------------------------------------------------------
                                                                                   6,819,720
--------------------------------------------------------------------------------------------
Government Facilities -- 7.9%
                          New York State Urban Development, Correctional
                             Facilities: Series 3:
   1,230,000     A++           6.700% due 1/1/99                                   1,263,062
     595,000     A++           6.800% due 1/1/00                                     624,006
   1,900,000     A++         Series A, 6.500% due 1/1/09                           2,128,000
--------------------------------------------------------------------------------------------
                                                                                   4,015,068
--------------------------------------------------------------------------------------------
Hospitals -- 9.7%
      70,000     B1*      Monroe County IDA, Genesee Hospital, Series A,
                             6.500% due 11/1/99                                       71,488
                          New York State Dormitory Authority, Revenue Bonds:
   1,000,000     AAA         Beth Israel Medical Center, Series A, MBIA-Insured,
                               5.125% due 11/1/16                                    982,500
     240,000     AA          Genesee Valley, Series B, FHA-Insured, 6.300%
                               due 8/1/02                                            261,300
   1,000,000     A++          Mental Health Services, 6.000% due 2/15/12           1,078,750
     500,000     BBB++       Nyack Hospital, Series A, 6.250% due 7/1/13             534,375
                             New York State Medical Care Facilities, Revenue Bonds:
     725,000     A-          Health Services Facility, 6.100% due 2/15/02            769,406
                             Methodist Hospital, FHA-Insured:
     250,000     BBB+          Secured Hospital, Series 1991A, 6.625% due 8/15/98    253,927
     515,000     AA            Series A, 6.000% due 8/15/02                          549,119
     370,000     AA            Series C, 5.900% due 8/15/02                          388,963
--------------------------------------------------------------------------------------------
                                                                                   4,889,828
--------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.0%
   1,000,000     AA       New York State Housing Corp., (Battery Park
                             City Project), 6.000% due 11/1/03                     1,071,250
     425,000     Aa*      North Tonawanda Housing Development Corp.,
                             Mortgage Revenue, Bishop Gibbons, Series B,
                             FHA-Insured, 6.350% due 12/15/02                        453,156
--------------------------------------------------------------------------------------------
                                                                                   1,524,406
--------------------------------------------------------------------------------------------
Industrial Development -- 6.3%
     535,000     A        Amherst Industrial Development Agency Lease Revenue,
                             Multi-Surface Rink Complex, Series A, LOC Keybank,
                             5.050% due 10/1/05                                      537,675
     500,000     BBB++     New York City IDA, Civil Facilities Revenue,
                             (YMCA Greater NY Project), 6.000% due 8/1/07            530,625

                       See Notes to Financial Statements.

================================================================================
Schedule of Investments (continued)                            November 30, 1997
================================================================================

    FACE
   AMOUNT      RATING                      SECURITY                                 VALUE
============================================================================================
Industrial Development -- 6.3% (continued)
                          Westchester County IDA:
$  1,000,000     AAA         Resource Recovery Revenue, (Westchester Resco Co.
                               Project), AMBAC-Insured, 6.000% due 7/1/09 (b)    $ 1,090,000
     985,000     NR          Revenue Bonds, (AGR Realty Company Project),
                               5.750% due 1/1/02                                   1,014,550
--------------------------------------------------------------------------------------------
                                                                                   3,172,850
--------------------------------------------------------------------------------------------
Life Care Systems -- 2.8%
     750,000     AA       New York State Dormitory Authority Revenue, Hebrew
                             Home for the Aged, FHA-Insured, 5.625% due 2/1/17       787,500
     610,000     AA       Oswego County, Industrial Development Agency, Civic
                             Facility Revenue, (Seneca Hill Project), Series A,
                             FHA-Insured, 5.550% due 8/1/22                          613,050
--------------------------------------------------------------------------------------------
                                                                                   1,400,550
--------------------------------------------------------------------------------------------
Miscellaneous -- 4.0%
     500,000     A        Capital District Youth Center Lease Revenue,
                             LOC Key Bank, 6.000% due 2/1/17                         516,250
     300,000     A++      New York State COP, 6.900% due 3/1/98                      302,181
                          New York State Municipal Bond Bank Agency, Special
                             Program Revenue:
     925,000     BBB+          Buffalo, Series A, 6.500% due 3/15/00                 963,156
     250,000     A+            Rochester, Series A, 6.300% due 3/15/00               259,375
--------------------------------------------------------------------------------------------
                                                                                   2,040,962
--------------------------------------------------------------------------------------------
Pollution Control -- 6.4%
                          New York State Environmental Facilities Corp., PCR:
     105,000     Baa1*       Resource Recovery Revenue, (Huntington Project),
                               7.375% due 10/1/99 (b)                                109,331
     500,000     AAA         Series A, 5.950% due 3/15/02                            533,750
   1,000,000     AAA         Series E, MBIA-Insured, 5.000% due 6/15/12              992,500
     245,000     Baa*     North Country Development Authority, Solid Waste
                             Management Systems Revenue,
                             Series A, 6.500% due 7/1/01                             258,475
                          Oneida-Herkimer Solid Waste Management Authority:
     530,000     Baa*        5.900% due 4/1/98                                       532,157
     800,000     Baa*        6.300% due 4/1/01                                       829,000
--------------------------------------------------------------------------------------------
                                                                                   3,255,213
--------------------------------------------------------------------------------------------
Pre-Refunded -- 0.6%
     295,000     AAA      North Country, Development Authority, Solid Waste
                             Management Systems Revenue, Series A,
                             (Call 7/1/99 @ 102), 6.500% due 7/1/01 (c)              311,963
--------------------------------------------------------------------------------------------
Public Facilities -- 1.3%
     600,000     AAA      Puerto Rico Public Buildings Authority, Public
                             Education and Health Facilities Refunding,
                             Series K, FGIC-Insured, 6.000% due 7/1/01               640,500
--------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

================================================================================
Schedule of Investments (continued)                            November 30, 1997
================================================================================

    FACE
   AMOUNT      RATING                      SECURITY                                 VALUE
============================================================================================
Transportation -- 15.8%
                          Guam Transportation Authority Revenue, Series A:
$    560,000     BBB         5.700% due 10/1/01                                  $   577,500
     300,000     BBB         5.900% due 10/1/02                                      312,750
                          Metropolitan Transportation Authority, New York
                             Service Contract, Transit Facilities, Series 5:
     735,000     BBB+          6.100% due 7/1/98                                     744,415
     200,000     BBB+          6.250% due 7/1/99                                     206,500
   1,000,000     BBB+     New York State Thruway Authority, Service Contract,
                             Local Highway and Bridges, 6.000% due 4/1/02          1,057,500
     600,000     AAA      Niagara Falls Bridge Commission Toll Revenue,
                             Series B, FGIC-Insured, 5.250% due 10/1/15              617,250
   2,000,000     AAA      Niagara Frontier Transportation Authority, Greater
                             Buffalo International Airport, Series B,
                             AMBAC-Insured, 5.750% due 4/1/04 (b)                  2,117,500
   1,000,000     NR       Port Authority of New York & New Jersey, Revenue
                             Bonds, 6.750% due 10/1/11 (b)                         1,088,750
     670,000     A        Syracuse COP, Hancock International Airport,
                             6.300% due 1/1/02 (b)                                   720,250
     500,000     AAA      Triborough Bridge & Tunnel Authority, Special
                             Obligation Refunding, Series A, MBIA-Insured,
                             6.100% due 1/1/00                                       520,000
--------------------------------------------------------------------------------------------
                                                                                   7,962,415
--------------------------------------------------------------------------------------------
Utilities -- 0.5%
     250,000     Aa2*     New York State Power Authority and General Purpose
                             Revenue, Series Z, 5.850% due 1/1/00                    258,750
--------------------------------------------------------------------------------------------
Water & Sewer -- 5.1%
   1,390,000     AAA      Suffolk County Southwest Sewer District GO,
                             MBIA-Insured, 6.000% due 2/1/07                       1,529,000
   1,000,000     AAA      Suffolk County Water Authority, Waterworks Revenue,
                             MBIA-Insured, 5.100% due 6/1/09                       1,027,500
--------------------------------------------------------------------------------------------
                                                                                   2,556,500
--------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS -- 100%
                          (Cost -- $48,221,470**)                                $50,539,150
============================================================================================

(a)  Security segregated by Custodian for open purchase commitment.

(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(c) Bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

++   Fitch Investor Services Inc. rating.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 12 and 13 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.

================================================================================
Bond Ratings
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's") and those identified by a double dagger (++) are rated by Fitch Investor Services, Inc. ("Fitch"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     --   Bonds rated "AAA" have the highest rating assigned by Standard &
             Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      --    Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A       --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB     --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     --   Bonds that are rated "Aaa" are judged to be of the best quality.
             They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
             While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      --    Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A       --   Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     --   Bonds that are rated "Baa" are considered as medium grade
             obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
             Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba      --   Bonds that are rated "Ba" are judged to have speculative elements;
             their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B       --   Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

================================================================================
 Bond Ratings (continued)
================================================================================

Fitch   -- Ratings may be modified by the addition of a plus (+) or minus (-)
sign to show relative standings within the major ratings categories.

A       --   Bonds which are rated "A" are considered to be investment grade and of high quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.
BBB     --   Bonds which are rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred will fall below investment grade is higher than for securities with higher ratings.

NR      --   Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.


================================================================================
Security Descriptions
================================================================================

ABAG    --   Association of Bay Area Governments
AIG     --   American International Guaranty
AMBAC   --   American Municipal Bond Assurance Corporation
BIG     --   Bond Investors Guaranty
CGIC    --   Capital Guaranty Insurance Company
COP     --   Certificate of Participation
EDA     --   Economic Development Authority
FGIC    --   Financial Guaranty Insurance Company
FHA     --   Federal Housing Administration
FHLMC   --   Federal Home Loan Mortgage Corporation
FLAIRS  --   Floating Adjustable Interest Rate Securities
FNMA    --   Federal National Mortgage Association
FSA     --   Financial Security Assurance
GIC     --   Guaranteed Investment Contract
GNMA    --   Government National Mortgage Association
GO      --   General Obligation
HFA     --   Housing Finance Authority
IDA     --   Industrial Development Authority
IDB     --   Industrial Development Board
IDR     --   Industrial Development Revenue
INFLOS  --   Inverse Floaters
LOC     --   Letter of Credit
MBIA    --   Municipal Bond Investors Assurance Corporation
MVRICS  --   Municipal Variable Rate Inverse Coupon Security
PCR     --   Pollution Control Revenue
RIBS    --   Residual Interest Bonds
VA      --   Veterans Administration
VRDD    --   Variable Rate Daily Demand
VRWE    --   Variable Rate Wednesday Demand

================================================================================
Statement of Assets and Liabilities                            November 30, 1997
================================================================================

ASSETS:
   Investments, at value (Cost -- $48,221,470)                                   $50,539,150
   Interest receivable                                                               782,024
   Receivable for Fund shares sold                                                    92,992
   Receivable for securities sold                                                     75,000
   Receivable from investment adviser                                                 13,054
--------------------------------------------------------------------------------------------
   Total Assets                                                                   51,502,220
--------------------------------------------------------------------------------------------
LIABILITIES:
   Payable to bank                                                                   287,053
   Payable for Fund shares purchased                                                  74,417
   Dividends payable                                                                  61,559
   Distribution fees payable                                                           1,435
   Accrued expenses                                                                   36,108
--------------------------------------------------------------------------------------------
   Total Liabilities                                                                 460,572
--------------------------------------------------------------------------------------------
Total Net Assets                                                                 $51,041,648
============================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                                        $ 5,954
   Capital paid in excess of par value                                            50,225,777
   Overdistributed net investment income                                             (13,572)
   Accumulated net realized loss from security transactions                       (1,494,191)
   Net unrealized appreciation of investments                                      2,317,680
--------------------------------------------------------------------------------------------
Total Net Assets                                                                 $51,041,648
============================================================================================
Shares Outstanding:
   Class A                                                                         5,687,917
   -----------------------------------------------------------------------------------------
   Class C                                                                           266,313
   -----------------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                                      $8.57
   -----------------------------------------------------------------------------------------
   Class C*                                                                            $8.57
   -----------------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 2.04% of net asset value per share)                           $8.74
============================================================================================

* Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.

================================================================================
Statement of Operations                     For the Year Ended November 30, 1997
================================================================================

INVESTMENT INCOME:
   Interest                                                                       $2,760,571
--------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                                 149,822
   Administration fees (Note 2)                                                       99,881
   Distribution fees (Note 2)                                                         78,201
   Trustees' fees                                                                     32,700
   Shareholder and system servicing fees                                              32,000
   Shareholder communications                                                         30,000
   Registration fees                                                                  30,000
   Audit and legal                                                                    27,000
   Pricing service fees                                                                9,600
   Custody                                                                             3,160
   Amortization of deferred organization costs                                         1,003
   Other                                                                               4,059
--------------------------------------------------------------------------------------------
   Total Expenses                                                                    497,426
   Less: Investment advisory and administration fee waivers (Note 2)                (157,157)
--------------------------------------------------------------------------------------------
   Net Expenses                                                                      340,269
--------------------------------------------------------------------------------------------
Net Investment Income                                                              2,420,302
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 5):
   Realized Gain From Security Transactions
   (excluding short-term securities):
      Proceeds from sales                                                         25,729,114
      Cost of securities sold                                                     25,360,235
--------------------------------------------------------------------------------------------
   Net Realized Gain                                                                 368,879
--------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
      Beginning of year                                                            2,071,461
      End of year                                                                  2,317,680
--------------------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                                           246,219
--------------------------------------------------------------------------------------------
Net Gain on Investments                                                              615,098
--------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                            $3,035,400
============================================================================================


                       See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets             For the Years Ended November 30,
================================================================================

                                                                           1997            1996
===================================================================================================
OPERATIONS:
   Net investment income                                               $  2,420,302    $  2,502,414
   Net realized gain (loss)                                                 368,879         (75,989)
   Increase (decrease) in net unrealized appreciation                       246,219         (60,433)
---------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                 3,035,400       2,365,992
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
   Net investment income                                                 (2,440,417)     (2,496,331)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders                                      (2,440,417)     (2,496,331)
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares                                       6,793,709       4,707,959
   Net asset value of shares issued
      for reinvestment of dividends                                       1,673,162       1,697,310
   Cost of shares reacquired                                             (8,566,882)     (8,689,089)
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
      Fund Share Transactions                                              (100,011)     (2,283,820)
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                           494,972      (2,414,159)
NET ASSETS:
   Beginning of year                                                     50,546,676      52,960,835
---------------------------------------------------------------------------------------------------
   End of year*                                                        $ 51,041,648    $ 50,546,676
===================================================================================================
* Includes undistributed (overdistributed) net investment income of:       $(13,572)         $6,543
===================================================================================================


                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
================================================================================

     1. SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Intermediate Maturity New York Municipals Fund ("Fund") is a separate non-diversified investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and two other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund and Smith Barney Large Capitalization Growth Fund. The financial statements and financial highlights for the other funds are presented in separate annual reports.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; investment advisory fees and general fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     In addition, organization costs have been deferred and have been amortized on a straight line basis over a five year period, beginning with the commencement of the Fund's operations in December 1991. Therefore, as of November 30, 1997, the amortization of the deferred organization costs had been completed.

================================================================================
Notes to Financial Statements (continued)
================================================================================

      2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
         AGREEMENT AND OTHER TRANSACTIONS

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly. For the year ended November 30, 1997, MMC waived $90,299 of its investment advisory fee.

     MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly. For the year ended November 30, 1997, MMC waived $66,858 of its administration fee.

     Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares. For the year ended November 30, 1997, SB received sales charges of approximately $46,000 on purchases of the Fund's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs within one year from initial purchase. For the year ended November 30, 1997, CDSCs paid to SB were approximately:

                                                     Class A          Class C
================================================================================
CDSCs                                                $1,000           $1,000
================================================================================

     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.20% of the average daily net assets. For the year ended November 30, 1997, total Distribution Plan fees incurred were:

                                                     Class A          Class C
================================================================================
Distribution Plan Fees                               $72,443          $5,758
================================================================================

     All officers and one Trustee of the Fund are employees of SB.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     3. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

     Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     4. FUND CONCENTRATION

     Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risk, associated with economic, political or legal developments or industrial or regional matters specifically affecting New York.

     5. INVESTMENTS

     For the year ended November 30, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $26,111,731
--------------------------------------------------------------------------------
Sales                                                                 25,729,114
================================================================================

     At November 30, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                         $2,317,680
Gross unrealized depreciation                                                 --
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $2,317,680
================================================================================

     6. CAPITAL LOSS CARRYFORWARD

     At November 30, 1997, the Fund had, for Federal income tax purposes, approximately $1,492,000 of loss carryforwards available to offset any future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of the expiration for each carryforward loss is indicated below:

                                     2002               2003              2004
================================================================================
Carryforward Amounts              $1,079,000          $337,000           $76,000
================================================================================

================================================================================
Notes to Financial Statements (continued)
================================================================================

     7. SHARES OF BENEFICIAL INTEREST

     As of November 30, 1997, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

     At November 30, 1997, total paid-in capital amounted to the following for each class:

                                                      Class A          Class C
================================================================================
Total Paid-in Capital                               $47,985,125      $2,246,606
================================================================================

     Transactions in shares of each class were as follows:

                                        Year Ended                       Year Ended
                                     November 30, 1997                November 30, 1996
                                ---------------------------     ----------------------------
                                 Shares            Amount         Shares            Amount
============================================================================================
Class A
Shares sold                      643,354        $ 5,438,395        452,026       $ 3,806,875
Shares issued on reinvestment    190,347          1,608,270        198,862         1,660,796
Shares redeemed                 (973,016)        (8,214,846)    (1,024,421)       (8,544,418)
--------------------------------------------------------------------------------------------
Net Decrease                    (139,315)       $(1,168,181)      (373,533)      $(3,076,747)
============================================================================================
Class C
Shares sold                      159,656        $ 1,355,314        107,515       $   901,084
Shares issued on reinvestment      7,671             64,892          4,379            36,514
Shares redeemed                  (41,737)          (352,036)       (17,498)         (144,671)
--------------------------------------------------------------------------------------------
Net Increase                     125,590        $ 1,068,170         94,396       $   792,927
============================================================================================

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year:

Class A Shares                        1997           1996           1995           1994           1993
=======================================================================================================
Net Asset Value,
   Beginning of Year                  $8.47          $8.48          $7.80          $8.54          $8.18
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (1)           0.41           0.41           0.41           0.40           0.40
   Net realized and
     unrealized gain (loss)            0.10          (0.01)          0.68          (0.72)          0.38
-------------------------------------------------------------------------------------------------------
Total Income (Loss)
   From Operations                     0.51           0.40           1.09          (0.32)          0.78
-------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income              (0.41)         (0.41)         (0.41)         (0.40)         (0.40)
   Net realized gains                    --             --             --          (0.02)         (0.02)
-------------------------------------------------------------------------------------------------------
Total Distributions                   (0.41)         (0.41)         (0.41)         (0.42)         (0.42)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year          $8.57          $8.47          $8.48          $7.80          $8.54
-------------------------------------------------------------------------------------------------------
Total Return                           6.23%          4.85%         14.31%         (3.97)%         9.76%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)      $48,759        $49,355        $52,568        $62,090        $67,230
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (1)                        0.67%          0.66%          0.65%          0.65%          0.65%
   Net investment income               4.83           4.86           5.01           4.77           4.59
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  52%            67%            --             68%            22%
=======================================================================================================

(1) The investment adviser has waived all or part of its fees for the five years ended November 30, 1997. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                        Per Share Decreases to                      Expense Ratios
                        Net Investment Income                    Without Fee Waivers
                  ---------------------------------        --------------------------------
                  1997    1996   1995   1994   1993        1997   1996   1995   1994   1993
                  ----    ----   ----   ----   ----        ----   ----   ----   ----   ----
     Class A      $0.03   $0.04  $0.03  $0.03  $0.04       0.98%  1.08%  0.97%  0.98%  1.10%

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year:

Class C Shares                                   1997          1996         1995(1)
==================================================================================
Net Asset Value, Beginning of Year               $8.47         $8.48         $7.87
----------------------------------------------------------------------------------
Income From Operations:
   Net investment income (2)                      0.39          0.39          0.38
   Net realized and unrealized gain (loss)        0.10         (0.01)         0.61
----------------------------------------------------------------------------------
Total Income From Operations                      0.49          0.38          0.99
----------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.39)        (0.39)        (0.38)
----------------------------------------------------------------------------------
Total Distributions                              (0.39)        (0.39)        (0.38)
----------------------------------------------------------------------------------
Net Asset Value, End of Year                     $8.57         $8.47         $8.48
----------------------------------------------------------------------------------
Total Return                                      6.00%         4.64%        13.01%++
----------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $2,283        $1,192          $393
----------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (2)                                   0.89%         0.88%         0.86%+
   Net investment income                          4.61          4.64          4.74+
----------------------------------------------------------------------------------
Portfolio Turnover Rate                             52%           67%           --
==================================================================================

(1)  For the period from December 5, 1994 (inception date) to November 30, 1995.

(2) The investment adviser has waived all or part of its fees for the two years ended November 30, 1997 and the period ended November 30, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                          Per Share Decreases to                    Expense Ratios
                          Net Investment Income                  Without Fee Waivers
                         ----------------------                 ----------------------
                         1997     1996     1995                 1997     1996     1995
                         ----     ----     ----                 ----     ----     ----
     Class C             $0.03    $0.02    $0.03                1.20%    1.30%   1.19%+

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees
of Smith Barney Investment Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Intermediate Maturity New York Municipals Fund ("Fund") of Smith Barney Investment Trust as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended November 30, 1994 were audited by other auditors whose report thereon, dated January 18, 1995 expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Intermediate Maturity New York Municipals Fund of Smith Barney Investment Trust as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP


New York, New York
January 15, 1998

================================================================================
Tax Information (unaudited)
================================================================================

     For Federal tax purposes the Fund hereby designates for the fiscal year ended November 30, 1997:

      -- 99.89% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.

Smith Barney                                                        SMITH BARNEY
Intermediate                                                        ------------
Maturity New York                               A Member of TravelersGroup[LOGO]
Municipals Fund


Trustees                                Investment Adviser and
Herbert Barg                            Administrator
Alfred J. Bianchetti                    Mutual Management Corp.
Martin Brody
Dwight B. Crane                         Distributor
Burt N. Dorsett                         Smith Barney Inc.
Elliot S. Jaffe
Stephen E. Kaufman                      Custodian
Joseph J. McCann                        PNC Bank, N.A.
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.                  Shareholder
                                        Servicing Agent
James J. Crisona, Emeritus              First Data Investor Services Group, Inc.
                                        P.O. Box 9134
Officers                                Boston, MA 02205-9134
Heath B. McLendon
Chief Executive Officer
                                        This report is submitted for the general
Lewis E. Daidone                        information of the shareholders of Smith
Senior Vice President                   Barney Intermediate Maturity New York
and Treasurer                           Municipals Fund. It is not authorized
                                        for distribution to prospective
Peter M. Coffey                         investors unless accompanied or preceded
Vice President and                      by a current Prospectus for the Fund,
Investment Officer                      which contains information concerning
                                        the Fund's investment policies and
Thomas M. Reynolds                      expenses as well as other pertinent
Controller                              information.

Christina T. Sydor                      Smith Barney
Secretary                               Intermediate Maturity
                                        New York
                                        Municipals Fund
                                        388 Greenwich Street
                                        New York, New York 10013
                                        www.smithbarney.com

                                        FD0311  1/98

================================================================================
                                  ANNUAL REPORT
================================================================================

          1997
          1997
          1997
          1997
          1997




                                   Smith Barney
                                   Intermediate
                                   Maturity
                                   California
                                   Municipals Fund
                                   ---------------------------------------------
                                   November 30, 1997




                            [LOGO] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.

=============================================================
Smith Barney Intermediate Maturity California Municipals Fund
=============================================================

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Intermediate Maturity California Municipals Fund ("Fund") for the year ended November 30, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline the Fund's investment strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

Fund's Performance Update

For the year ended November 30, 1997, the Class A shares of the Fund generated a total return of 6.13% and outperformed the Fund's Lipper Analytical Services Inc. ("Lipper") intermediate-term municipals peer group average total return of 5.37% for the same period. (Lipper is a major independent fund-tracking organization.)

In addition, the Fund paid income dividends totaling $0.40 per Class A share during the reporting period. Based on a net asset value ("NAV") of $8.66 as of November 30, 1997, and a current monthly income dividend of approximately $0.0332 for Class A shares, this equates to an annualized distribution rate of 4.60%. For a California resident in the combined state and federal income tax bracket of 42%, the Fund's tax-free yield of 4.60% is equivalent to a taxable yield of 7.93%. (This figure assumes an investor is in the federal income tax bracket of 31%.)

Market Update and Portfolio Strategy

The municipal bond market is in the midst of a powerful rally that began in early spring. Yet municipal bonds have not rallied quite as much as government bonds because this fall has seen a prolific issuance of refunding issues. All of this simply means that municipals are very attractive on an after-tax basis compared to government bonds at this time. We have therefore been fully invested with an emphasis on high-quality issues because of the little yield pick-up available from lower-rated issues. We tend to be value-oriented investors and quality in our view is coming at a small premium over Baa and lower-rated credits.

The powerful rally in municipals has created some very interesting investment opportunities. The long maturities in our marketplace are priced almost even with intermediate maturities that are shorter. If we can maintain our coupon income yet take much less interest rate risk, we are delighted to do so. As long as the yield curve stays this "flat," we will continue to maintain a high grade profile, and also seek to lessen our interest rate volatility in today's lower interest-rate environment. We have been waiting for this market opportunity for a while and our patience is consistent with one of our key investment strategy trademarks: discipline. This discipline includes providing dividend income while maintaining a conservative maturity structure.

Fund's Investment Strategy

During the past year, the Fund focused on housing bonds (approximately 17%), hospital bonds (roughly 16%) and transportation bonds (about 13%) because we believe they offered good relative values. At the end of November, the Fund's weighted average maturity was approximately 7 years. In addition, at November 30, 1997, approximately 94% of the Fund's holdings were rated investment grade by either Standard & Poor's Corporation or Moody's Investors Services Inc., with about 48% of the Fund's holdings invested in AAA bonds, the highest possible rating. (Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Services, or have an equivalent rating by any nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.)

California Economic Highlights

Throughout 1997, California's economic expansion rolled on. The cornerstone to this expansion has been strong job growth. Over the past several years California has been able to replace nearly all of the jobs it lost in the recession of the early 1990's. More importantly, these job gains have occurred over a broad range of industries that include high-tech manufacturing, entertainment and international trade. This employment diversification should enable the Golden State's economy to be less reliant on a narrower group of industries, (as it was in the late 1980s), and more resilient against any possible future economic downturns. Moreover, we believe this flexibility should allow California to be more economically competitive both on a national and international level throughout 1998.

Municipal Bond Market Outlook

The fundamental outlook for bonds is quite good. The U.S. economy continues to produce healthy results without fanning the flames of inflation. And while inflation remains extremely low, with economic uncertainty prevalent in Southeast Asia, we expect it to stay that way for the next several quarters. Federal Reserve Board monetary policy appears to be on hold for the moment, and tax-exempt bonds are in decent supply and are attractively priced. All of those factors should add up to an investor-friendly climate with respect to municipal bonds over the next quarter or two. While we remain committed to our conservative investment strategy, discipline will be the main determinant of your Fund's maturity structure.

In closing, thank you for your investment in the Smith Barney Intermediate Maturity California Municipals Fund. We look forward to continuing to help you pursue your financial goals.


Sincerely,



/s/ Heath B. McLendon                        /s/ Joseph P. Deane


Heath B. McLendon                            Joseph P. Deane
Chairman                                     Vice President and
                                             Investment Officer

December 23, 1997

===========================================================================================================
Historical Performance -- Class A Shares
===========================================================================================================
                                           Net Asset Value
                                        ---------------------
                                        Beginning       End         Income        Capital         Total
Year Ended                               of Year      of Year      Dividends       Gains        Returns(1)
===========================================================================================================
11/30/97                                 $8.55         $8.66         $0.40         $0.00           6.13%
-----------------------------------------------------------------------------------------------------------
11/30/96                                  8.53          8.55          0.40          0.00           5.05
-----------------------------------------------------------------------------------------------------------
11/30/95                                  7.80          8.53          0.40          0.00          14.84
-----------------------------------------------------------------------------------------------------------
11/30/94                                  8.50          7.80          0.39          0.01          (3.65)
-----------------------------------------------------------------------------------------------------------
11/30/93                                  8.04          8.50          0.39          0.00          10.70
===========================================================================================================
Inception*-11/30/92                       7.90          8.04          0.35          0.00           6.33+
===========================================================================================================
Total                                                                $2.33         $0.01
===========================================================================================================
===========================================================================================================
Historical Performance -- Class C Shares
===========================================================================================================
                                           Net Asset Value
                                        ---------------------
                                        Beginning       End         Income        Capital         Total
Year Ended                               of Year      of Year      Dividends       Gains        Returns(1)
===========================================================================================================
11/30/97                                 $8.54         $8.65         $0.38         $0.00           5.92%
-----------------------------------------------------------------------------------------------------------
11/30/96                                  8.52          8.54          0.38          0.00           4.84
-----------------------------------------------------------------------------------------------------------
11/30/95                                  7.80          8.52          0.38          0.00          14.36
-----------------------------------------------------------------------------------------------------------
Inception*-11/30/94                       7.76          7.80          0.02          0.00           0.72+
===========================================================================================================
Total                                                                $1.16         $0.00
===========================================================================================================
===========================================================================================================
Historical Performance -- Class Y Shares
===========================================================================================================
                                           Net Asset Value
                                        ---------------------
                                        Beginning       End         Income        Capital         Total
Year Ended                               of Year      of Year      Dividends       Gains        Returns(1)
============================================================================================================
11/30/97                                 $8.56         $8.66         $0.42         $0.00           6.20%
------------------------------------------------------------------------------------------------------------
11/30/96                                  8.54          8.56          0.41          0.00           5.22
-----------------------------------------------------------------------------------------------------------
Inception*-11/30/95                       8.39          8.54          0.09          0.00           2.92+
============================================================================================================
Total                                                                $0.92         $0.00
============================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
 Average Annual Total Return
================================================================================
                                              Without Sales Charge(1)
                                    --------------------------------------------
                                    Class A          Class C          Class Y
================================================================================
Year Ended 11/30/97                  6.13%            5.92%            6.20%
--------------------------------------------------------------------------------
Five Years Ended 11/30/97            6.43              N/A             N/A
--------------------------------------------------------------------------------
Inception* through 11/30/97          6.50             8.36             6.47
================================================================================
                                                With Sales Charge(2)
                                    --------------------------------------------
                                    Class A          Class C          Class Y
================================================================================
Year Ended 11/30/97                  4.07%            4.92%            6.20%
--------------------------------------------------------------------------------
Five Years Ended 11/30/97            6.01              N/A             N/A
--------------------------------------------------------------------------------
Inception* through 11/30/97          6.14             8.36             6.47
================================================================================

================================================================================
Cumulative Total Return
================================================================================
                                                         Without Sales Charge(1)
================================================================================
Class A (Inception* through 11/30/97)                            45.21%
--------------------------------------------------------------------------------
Class C (Inception* through 11/30/97)                            27.90
--------------------------------------------------------------------------------
Class Y (Inception* through 11/30/97)                            15.01
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00% and Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from initial purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, C and Y shares are December 31, 1991, November 8, 1994 and September 8, 1995, respectively.

================================================================================
Historical Performance (unaudited)
================================================================================

               Growth of $10,000 Invested in Class A Shares of the
          Smith Barney Intermediate Maturity California Municipals Fund
                vs. Lehman Brothers 10-Year Municipal Bond Index
            and Lipper Analytical Services, Inc. Peer Group Average+
--------------------------------------------------------------------------------
                         December 1991 -- November 1997


  [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


             SB Intermediate Maturity   Lehman Bros. 10 Year   Lipper Peer Group
            California Municipals Fund  Municipal Bond Index        Average
            --------------------------  --------------------   -----------------
12/31/91               $ 9,802              $10,000                $10,000
11/92                  $10,422              $10,767                $10,621
11/93                  $11,537              $12,028                $11,671
11/94                  $11,116              $11,491                $11,240
11/95                  $12,767              $13,623                $12,848
11/96                  $13,412              $14,394                $13,490
11/30/97               $14,233              $15,410                $14,223

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on December 31, 1991, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1997. The Lehman Brothers 10-Year Municipal Bond Index ("Index") is a broad-based index which includes about 5,200 bonds totaling approximately $63 billion in market capitalization. The Lipper Analytical Services, Inc. Peer Group Average is composed of an average of the Fund's peer group of mutual funds (36 funds as of November 30, 1997) investing in intermediate maturity California tax-exempt bonds. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

================================================================================
 Portfolio Highlights (unaudited)                              November 30, 1997
================================================================================


Portfolio Breakdown

  [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                     Housing                    16.8%
                     Hospital                   15.7%
                     Transportation             13.3%
                     Water & Sewer               9.7%
                     Education                   8.8%
                     Tax Allocation              6.4%
                     Solid Wast                  6.6%
                     General Obligation          0.8%
                     Miscellaneous              21.9%


Summary of Municipal Bonds And Short-Term Tax Exempt
Investments by Combined Ratings


                                     Standard &              Percentage of
   Moody's          and/or             Poor's              Total Investments
--------------------------------------------------------------------------------
    Aaa                                  AAA                      47.9%
    Aa                                   AA                       14.8
     A                                    A                       16.5
    Baa                                  BBB                      14.4*
    NR                                   NR                        5.3
 P-1/VMIG 1                            A-1/SP-1                    1.1
                                                                 -----
                                                                 100.0%
                                                                 =====

* 0.8% of investments were rated by Fitch Investors Services, Inc.

============================================================================================================
Schedule of Investments                                                                    November 30, 1997
============================================================================================================

    FACE
   AMOUNT        RATING                               SECURITY                                    VALUE
============================================================================================================
Education -- 8.8%
                           California Educational Facilities Authority, Revenue Bonds:
$     945,000   AAA           College of Osteopathic Medicine,
                                CONNIE LEE-Insured, 5.550% due 6/1/06                           $ 1,000,519
      320,000   A1*           Loyola Marymount University, Series B,
                                6.300% due 10/1/03                                                  351,200
      200,000   A2*           Mills College, (Escrowed to Maturity with
                                U.S. government securities), 6.500% due 9/1/02(a)                   218,750
      500,000   AA            University of Southern California, 5.300% due 10/1/04                 526,875
      285,000   AAA        Kern High School District, Series C, MBIA-Insured,
                              (Escrowed to Maturity with U.S. government securities),
                              8.750% due 8/1/03                                                     348,769
------------------------------------------------------------------------------------------------------------
                                                                                                  2,446,113
------------------------------------------------------------------------------------------------------------
General Obligation -- 0.8%
      200,000   A+         California State GO, 6.000% due 9/1/03                                   216,750
------------------------------------------------------------------------------------------------------------
Hospital -- 15.7%
      305,000   AAA        Arlington Community Hospital Corp.,
                              Parkview Community Hospital, First Mortgage Revenue,
                              (Escrowed to Maturity with U.S. government securities),
                              8.000% due 6/1/04                                                     338,550
                           California Health Facilities Financing Authority:
      200,000   AAA           Adventist Health System/West Agency, Series B,
                                MBIA-Insured, 6.150% due 3/1/99                                     205,250
    1,000,000   AAA           Mills-Peninsula, CONNIE LEE-Insured,
                                5.300% due 1/15/05                                                1,042,500
      200,000   AA-           Sisters of Providence, 6.200% due 10/1/03                             218,250
      400,000   NR            St. Elizabeth's Hospital Project, (Pre-Refunded--
                                Escrowed with U.S. government securities to
                                11/5/02 Call @ 102), 5.900% due 11/15/03(a)                         434,500
                           California Statewide Community Development, COP,
                              St. Joseph's Health:
    1,200,000   AA              Pre-Refunded -- Escrowed with U.S. government
                                   securities to 7/1/04 Call @ 102,
                                   5.875% due 7/1/05(a)                                           1,314,000
      300,000   A-1+            3.750% due 7/1/24(b)                                                300,000
      250,000   A          Riverside County Asset Leasing Corp., Leasehold Revenue,
                              Riverside County Hospital, (Project A),
                              6.000% due 6/1/04                                                     266,250
      213,000   BBB-++      Valley Health Systems COP, (Refunding Project),
                              6.250% due 5/15/99                                                    215,929
------------------------------------------------------------------------------------------------------------
                                                                                                  4,335,229
------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

============================================================================================================
Schedule of Investments (continued)                                                        November 30, 1997
============================================================================================================

    FACE
   AMOUNT        RATING                               SECURITY                                    VALUE
============================================================================================================
Housing -- 16.8%
$   1,250,000   AAA        ABAG Financing Authority, Multi-Family Housing Revenue,
                              Series A, FNMA-Insured, 5.700% mandatory put 11/1/06(c)           $ 1,312,500
                           California, Home Mortgage Revenue:
      280,000   Aa2*          Series B-1, FHA-Insured, 5.900% due 8/1/04(c)                         296,800
      700,000   Aa2*          Series E-1, FHA-Insured, 5.900% due 2/1/05(c)                         752,500
      700,000   Aa2*          Series E-1, FHA-Insured, 5.900% due 8/1/05(c)                         755,125
        5,000   Aa2*          Single-Family Housing Revenue, Series A,
                                10.000% due 2/1/02                                                    5,013
      440,000   AAA        City of Santa Rosa Mortgage Revenue Refunding,
                              (Marlow Apartments Project), FHA-Insured,
                              5.600% due 9/1/05                                                     456,500
      750,000   AAA        Riverside County, Multi-Family Housing Revenue,
                              Series B, FNMA-Collateralized,
                              5.625% mandatory put 7/1/09(c)                                        781,875
      270,000   AAA        San Luis Obispo HFA, Multi-Family Housing Revenue,
                              (Parkwood Apartments Project), Series A,
                              FNMA-Collateralized, 5.500% due 8/1/03                                280,125
------------------------------------------------------------------------------------------------------------
                                                                                                  4,640,438
------------------------------------------------------------------------------------------------------------
Miscellaneous -- 21.9%
      400,000   BBB        Fresno Joint Powers Financing Authority, Series A,
                              5.750% due 9/2/98                                                     401,960
      480,000   A+         Irvine Ranch Water District, Joint Powers Agency,
                              Local Pool Revenue, Issue II, 7.800% due 8/15/01                      492,826
    1,080,000   AAA        Los Angeles County Community Facilities District No. 3,
                              Special Tax Revenue, Series A, FSA-Insured,
                              5.250% due 9/1/07                                                   1,129,950
      145,000   Aaa*       Montclair Redevelopment Agency, Residential Mortgage
                              Revenue, (Escrowed to Maturity with U.S. government
                              securities), 7.750% due 10/1/11                                       171,825
                           Sacramento County Special Tax Revenue,
                              Community Facilities, District No. 1:
      370,000   NR              5.500% due 9/1/06                                                   377,863
      635,000   NR              5.600% due 9/1/07                                                   650,081
    1,000,000   AAA        San Diego COP, Central Jail Refunding, AMBAC-Insured,
                              4.800% due 10/1/08                                                  1,003,750
                           San Francisco Downtown Parking, Series R:
      450,000   A*            6.000% due 4/1/02                                                     480,375
      280,000   A*            6.150% due 4/1/03                                                     304,150
                           Santa Barbara COP, (Harbor Refunding Project):
      270,000   A*            6.400% due 10/1/02                                                    290,250
      285,000   A*            6.500% due 10/1/03                                                    311,006

                       See Notes to Financial Statements.

============================================================================================================
Schedule of Investments (continued)                                                        November 30, 1997
============================================================================================================

    FACE
   AMOUNT        RATING                               SECURITY                                    VALUE
============================================================================================================
Miscellaneous -- 21.9% (continued)
$     235,000   AA-        Simi Valley Community Development Agency COP,
                              Simi Valley Business Center, Guaranty Agreement
                              New England Mutual Life, 6.050% mandatory put 10/1/99             $   242,050
      205,000   AAA        Upland COP, (Police Building Refunding Project),
                              AMBAC-Insured, 6.200% due 8/1/02                                      221,656
------------------------------------------------------------------------------------------------------------
                                                                                                  6,077,742
------------------------------------------------------------------------------------------------------------
Solid Waste -- 6.6%
                           Kings County Waste Management,
                              Solid Waste Revenue Bonds:
      400,000   BBB+            6.500% due 10/1/03(c)                                               433,000
      310,000   BBB+            6.600% due 10/1/04                                                  339,062
    1,000,000   Baa1*      South Napa Solid Waste Management Authority,
                              6.000% due 2/15/04(c)                                               1,051,250
------------------------------------------------------------------------------------------------------------
                                                                                                  1,823,312
------------------------------------------------------------------------------------------------------------
Tax Allocation -- 6.4%
    1,000,000   Baa*       Hawthorne Community Redevelopment Agency,
                              Tax Allocation, (Redevelopment Project Area 2),
                              6.200% due 9/1/05(d)                                                1,073,750
      665,000   A-         Paramount Redevelopment Agency, Tax Allocation
                              Refunding, (Redevelopment Project Area No.1),
                              5.800% due 8/1/03                                                     707,394
------------------------------------------------------------------------------------------------------------
                                                                                                  1,781,144
------------------------------------------------------------------------------------------------------------
Transportation -- 13.3%
      500,000   A1*        Los Angeles County Transportation Commission, COP,
                              Series B, 6.200% due 7/1/03                                           541,875
                           Palm Springs Financing Authority, Airport Revenue,
                              Palm Springs Regional Airport, MBIA-Insured:
      200,000   AAA             5.400% due 1/1/03(c)                                                210,000
      400,000   AAA             5.500% due 1/1/04(c)                                                423,500
      350,000   A1*        Sacramento Regional Transportation, COP, Series A,
                              6.400% due 3/1/03                                                     378,000
      240,000   AAA        San Francisco Airport Improvement Corp., Lease Revenue,
                              (Escrowed to Maturity with U.S. government securities),
                              8.000% due 7/1/13                                                     291,300
                           San Jose, Airport Revenue:
      500,000   AAA           MBIA-Insured, 5.750% due 3/1/03                                       533,750
      800,000   AAA           Series 93, FGIC-Insured, 5.400% due 3/1/04(c)                         839,000
      450,000   BBB+       Southern California Rapid Transit Authority, District A2,
                              Special Benefit Assessment, 6.100% due 9/1/03                         477,000
------------------------------------------------------------------------------------------------------------
                                                                                                  3,694,425
------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

============================================================================================================
Schedule of Investments (continued)                                                        November 30, 1997
============================================================================================================

    FACE
   AMOUNT        RATING                               SECURITY                                    VALUE
============================================================================================================
Water & Sewer -- 9.7%
$   1,000,000   AAA        El Dorado Public Agency Financing Authority,
                              FGIC-Insured, 5.200% due 2/15/07                                  $ 1,045,000
    1,000,000   AAA        Modesto Irrigation District Financing Authority Revenue,
                              MBIA-Insured, 5.350% due 10/1/06                                    1,065,000
                           Mojave Water District, California Improvement District,
                              (Morongo Basin):
      250,000   AAA             Escrowed to Maturity with U.S. government securities,
                                   6.250% due 9/1/02                                                271,250
      280,000   AAA             Pre-Refunded -- Escrowed with U.S. government
                                   securities to 9/1/02 Call @ 102, 6.375% due 9/1/03               309,750
------------------------------------------------------------------------------------------------------------
                                                                                                  2,691,000
------------------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $26,056,463**)                                              $27,706,153
============================================================================================================

(a) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment advisor to be triple-A rated even if issuer has not applied for new ratings.

(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(d)  Security segregated by Custodian for open purchase commitments.

++   Fitch Investors Services, Inc.

**   Aggregate cost for Federal income tax purposes is substantially the same.

See pages 12 and 13 for definition of ratings and certain security descriptions.




                       See Notes to Financial Statements.

================================================================================
 Bond Ratings
================================================================================


All ratings are by Standard & Poor's Rating Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA  --   Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA   --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A    --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB  --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa  --   Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   --   Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A    --   Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  --   Bonds that are rated "Baa" are considered as medium grade obligations,
          i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


NR   --   Indicates that the bond is not rated by Standard & Poor's or Moody's.

================================================================================
Short-Term Securities Ratings
================================================================================

SP-1   --  Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    --  Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 --  Moody's highest rating for issues having a demand feature -- VRDO.

P-1    --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions
================================================================================
ABAG        --  Association of Bay Area
                  Governments
AIG         --  American International
                  Guaranty
AMBAC       --  American Municipal Bond
                  Assurance Corporation
BIG         --  Bond Investors Guaranty
CGIC        --  Capital Guaranty Insurance
                  Company
CONNIE LEE  --  College Construction Loan
                  Insurance Association
COP         --  Certificate of Participation
EDA         --  Economic Development
                  Authority
FLAIRS      --  Floating Adjustable Interest
                  Rate Securities
FGIC        --  Financial Guaranty Insurance
                  Company
FHA         --  Federal Housing
                  Administration
FHLMC       --  Federal Home Loan Mortgage
                  Corporation
FNMA        --  Federal National Mortgage
                  Association
FSA         --  Financial Security Assurance
GIC         --  Guaranteed Investment
                  Contract
GNMA        --  Government National
                  Mortgage Association
GO          --  General Obligation
HFA         --  Housing Finance Authority
IDA         --  Industrial Development
                  Authority
IDB         --  Industrial Development Board
IDR         --  Industrial Development
                  Revenue
INFLOS      --  Inverse Floaters
LOC         --  Letter of Credit
MBIA        --  Municipal Bond Investors
                  Assurance Corporation
MVRICS      --  Municipal Variable Rate
                  Inverse Coupon Security
PCFA            Pollution Control Financing
                  Authority
PCR         --  Pollution Control Revenue
RIBS        --  Residual Interest Bonds
VA          --  Veterans Administration
VRDD        --  Variable Rate Daily Demand

================================================================================
Statement of Assets and Liabilities                            November 30, 1997
================================================================================

ASSETS:
   Investments, at value (Cost -- $26,056,463)                      $27,706,153
   Receivable for Fund shares sold                                    1,380,000
   Interest receivable                                                  427,559
   Receivable from investment advisor                                     2,019
--------------------------------------------------------------------------------
   Total Assets                                                      29,515,731
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares purchased                                     75,434
   Payable to bank                                                       32,795
   Dividends payable                                                     30,151
   Distribution fees payable                                                968
   Accrued expenses                                                      35,263
--------------------------------------------------------------------------------
   Total Liabilities                                                    174,611
--------------------------------------------------------------------------------
Total Net Assets                                                    $29,341,120
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                       $     3,390
   Capital paid in excess of par value                               28,659,672
   Overdistributed net investment income                                 (5,183)
   Accumulated net realized loss from security transactions            (966,449)
   Net unrealized appreciation of investments                         1,649,690
--------------------------------------------------------------------------------
Total Net Assets                                                    $29,341,120
================================================================================
Shares Outstanding:
   Class A                                                            2,961,246
--------------------------------------------------------------------------------
   Class C                                                              395,511
--------------------------------------------------------------------------------
   Class Y                                                               33,700
--------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                         $8.66
--------------------------------------------------------------------------------
   Class C*                                                               $8.65
--------------------------------------------------------------------------------
   Class Y (and redemption price)                                         $8.66
--------------------------------------------------------------------------------
   Class A Maximum Public Offering Price Per Share
      (net asset value plus 2.04% of net asset value per share)           $8.84
================================================================================

* Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.

================================================================================
Statement of Operations                     For the Year Ended November 30, 1997
================================================================================

INVESTMENT INCOME:
   Interest                                                          $1,507,125
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                     83,365
   Administration fees (Note 3)                                          55,576
   Distribution fees (Note 3)                                            46,747
   Audit and legal                                                       28,750
   Registration fees                                                     25,000
   Shareholder communications                                            24,000
   Trustees' fees                                                        22,000
   Shareholder and system servicing fees                                 20,800
   Pricing service fees                                                   7,200
   Custody                                                                1,600
   Amortization of deferred organization costs                            1,004
   Other                                                                  2,799
--------------------------------------------------------------------------------
   Total Expenses                                                       318,841
   Less: Investment advisory and administration fee waivers (Note 3)   (105,145)
--------------------------------------------------------------------------------
   Net Expenses                                                         213,696
--------------------------------------------------------------------------------
Net Investment Income                                                 1,293,429
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 5):
   Realized Gain From Security
   Transactions (excluding short-term securities):
      Proceeds from sales                                             2,458,211
      Cost of securities sold                                         2,438,498
--------------------------------------------------------------------------------
   Net Realized Gain                                                     19,713
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
      Beginning of year                                               1,299,621
      End of year                                                     1,649,690
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                              350,069
--------------------------------------------------------------------------------
Net Gain on Investments                                                 369,782
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $1,663,211
================================================================================

                       See Notes to Financial Statements.

================================================================================
 Statements of Changes in Net Assets           For the Years Ended November 30,
===============================================================================

                                                        1997            1996
===============================================================================
OPERATIONS:
   Net investment income                           $  1,293,429    $  1,292,655
   Net realized gain                                     19,713          21,872
   Increase in net unrealized appreciation              350,069          11,418
-------------------------------------------------------------------------------
   Increase in Net Assets From Operations             1,663,211       1,325,945
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 4):
   Net investment income                             (1,299,901)     (1,291,366)
-------------------------------------------------------------------------------
   Decrease in Net Assets From
      Distributions to Shareholders                  (1,299,901)     (1,291,366)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares                   5,448,545       4,206,393
   Net asset value of shares issued for
      reinvestment of dividends                         918,801         913,647
   Cost of shares reacquired                         (4,807,692)     (6,462,164)
-------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
      Fund Share Transactions                         1,559,654      (1,342,124)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     1,922,964      (1,307,545)
NET ASSETS:
   Beginning of year                                 27,418,156      28,725,701
-------------------------------------------------------------------------------
   End of year*                                    $ 29,341,120    $ 27,418,156
===============================================================================
* Includes undistributed (overdistributed) net
  investment income of:                                 $(5,183)         $1,289
===============================================================================


                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Intermediate Maturity California Municipals Fund ("Fund") is a separate, non-diversified, investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and two other separate investment funds: Smith Barney Intermediate Maturity New York Municipals Fund and Smith Barney Large Capitalization Growth Fund. The financial statements and financial highlights for the other funds are presented in separate annual reports.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     In addition, organization costs have been deferred and are being amortized on a straight line basis over a five-year period, beginning with the commencement of the Fund's operations in December 1991. Therefore, at November 30, 1997, the amortization of the deferred organization costs had been completed.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     2.   PORTFOLIO CONCENTRATION

     Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

     3.   INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
          AGREEMENT AND OTHER TRANSACTIONS

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly. For the year ended November 30, 1997, MMC waived $63,087 of its investment advisory fees.

     MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly. For the year ended November 30, 1997, MMC waived $42,058 of its administration fees.

     Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares. For the year ended November 30, 1997, SB received sales charges of approximately $37,000 on sales of the Fund's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs within one year from initial purchase. For the year ended November 30, 1997, CDSCs paid to SB for Class C shares were approximately $1,000.

     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each class. In addition, the Fund pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.20%.

     For the year ended November 30, 1997, total Distribution Plan fees were:

                                                       Class A           Class C
================================================================================
Distribution Plan Fees                                 $37,151           $ 9,596
================================================================================

     All officers and one Trustee of the Fund are employees of SB.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     4.   EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

     Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     5.   INVESTMENTS

     During the year ended November 30, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                             $3,062,500
--------------------------------------------------------------------------------
Sales                                                                  2,458,211
================================================================================

     At November 30, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                         $1,649,690
Gross unrealized depreciation                                                 --
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $1,649,690
================================================================================

     6.   CAPITAL LOSS CARRYFORWARDS

     At November 30, 1997, the Fund had for Federal tax purposes approximately $966,000 of capital loss carryforwards available, subject to certain limitations, to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

     The amount and year of expiration for each carryforward loss is indicated below:

                                             11/30/01     11/30/02      11/30/03
================================================================================
Capital Loss Carryforwards                    $2,000      $695,000      $269,000
================================================================================

     7.   SHARES OF BENEFICIAL INTEREST

     At November 30, 1997, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class

================================================================================
Notes to Financial Statements (continued)
================================================================================

represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

     At November 30, 1997, total paid-in capital amounted to the following for each class:

                                     Class A           Class C           Class Y
================================================================================
Total Paid-in Capital              $25,075,137       $3,348,379         $239,546
================================================================================

     Transactions in shares of each class were as follows:

                                    Year Ended                     Year Ended
                                  November 30, 1997            November 30, 1996
                               ---------------------         ----------------------
                               Shares         Amount         Shares        Amount
==================================================================================
Class A
Shares sold                   474,080    $ 4,054,918        411,844    $ 3,492,374
Shares issued on
   reinvestment                94,422        805,955         96,895        816,607
Shares redeemed              (477,346)    (4,081,984)      (710,606)    (6,007,948)
----------------------------------------------------------------------------------
Net Increase (Decrease)        91,156    $   778,889       (201,867)   $(1,698,967)
==================================================================================
Class C
Shares sold                   162,920    $ 1,393,627         84,737    $   714,019
Shares issued on
   reinvestment                12,138        103,598         10,006         84,206
Shares redeemed               (84,783)      (725,708)       (53,891)      (454,216)
----------------------------------------------------------------------------------
Net Increase                   90,275    $   771,517         40,852    $   344,009
==================================================================================
Class Y
Shares sold                        --             --             --             --
Shares issued on
   reinvestment                 1,598    $     9,248          1,521    $    12,834
Shares redeemed                    --             --             --             --
----------------------------------------------------------------------------------
Net Increase                    1,598    $     9,248          1,521    $    12,834
==================================================================================

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year:

Class A Shares                             1997           1996           1995           1994           1993
============================================================================================================
Net Asset Value, Beginning of Year         $8.55          $8.53          $7.80          $8.50          $8.04
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (1)                0.40           0.40           0.40           0.39           0.39
   Net realized and
      unrealized gain (loss)                0.11           0.02           0.73          (0.69)          0.46
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         0.51           0.42           1.13          (0.30)          0.85
------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                   (0.40)         (0.40)         (0.40)         (0.39)         (0.39)
   Net realized gains                         --             --             --          (0.01)            --
------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.40)         (0.40)         (0.40)         (0.40)         (0.39)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $8.66          $8.55          $8.53          $7.80          $8.50
------------------------------------------------------------------------------------------------------------
Total Return                                6.13%          5.05%         14.84%         (3.65)%        10.70%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $25,630        $24,537        $26,211        $25,359        $32,514
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (1)                             0.75%          0.77%          0.75%          0.75%          0.72%
   Net investment income                    4.65           4.69           4.89           4.73           4.45
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        9%            15%             8%            39%            16%
============================================================================================================

(1) The investment adviser and administrator waived all or part of their fees for the five years ended November 30, 1997. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees were not waived and expenses were not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                                    Expense Ratios
                        Per Share Decreases to                    Without Fee Waivers
                        Net Investment Income                     and Reimbursements
               -------------------------------------     -------------------------------------
                1997    1996    1995    1994    1993     1997    1996    1995    1994    1993
               -----   -----   -----   -----   -----     ----    ----    ----    ----    ----
     Class A   $0.03   $0.07   $0.03   $0.04   $0.07     1.12%   1.54%   1.16%   1.24%   1.49%

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year:

Class C Shares                             1997          1996          1995         1994(1)
===========================================================================================
Net Asset Value, Beginning of Year        $8.54         $8.52         $7.80        $7.76
-------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income (3)               0.38          0.38          0.38         0.01
   Net realized and unrealized gain        0.11          0.02          0.72         0.05**
-------------------------------------------------------------------------------------------
Total Income From Operations               0.49          0.40          1.10         0.06
-------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                  (0.38)        (0.38)        (0.38)       (0.02)
-------------------------------------------------------------------------------------------
Total Distributions                       (0.38)        (0.38)        (0.38)       (0.02)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Year              $8.65         $8.54         $8.52        $7.80
-------------------------------------------------------------------------------------------
Total Return                               5.92%         4.84%        14.36%        0.72%++
-------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $3,419        $2,607        $2,254          $45
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (3)                            0.96%         0.98%         0.98%        0.95%+
   Net investment income                   4.44          4.48          4.54         4.53+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       9%           15%            8%          39%
===========================================================================================

(1)  For the period from November 8, 1994 (inception date) to November 30, 1994.

(2) The investment adviser and administrator waived all or part of their fees for the three years ended November 30, 1997 and the period ended November 30, 1994. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees were not waived and expenses were not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                                  Expense Ratios
                           Per Share Decreases to               Without Fee Waivers
                            Net Investment Income               and Reimbursements
                      ------------------------------      ------------------------------
                       1997    1996    1995    1994       1997    1996    1995     1994
                      -----   -----   -----   ------      -----   -----   -----   ------
     Class C          $0.03   $0.07   $0.03   $0.00*      1.33%   1.75%   1.39%   1.44%+


*    Amount represents less than $0.01 per share.

** The amount in this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year:

Class Y Shares                                1997         1996         1995(1)
===============================================================================
Net Asset Value, Beginning of Year           $8.56        $8.54        $8.39
-------------------------------------------------------------------------------
Income From Operations:
   Net investment income (2)                  0.41         0.41         0.09
   Net realized and unrealized gain           0.11         0.02         0.15
-------------------------------------------------------------------------------
Total Income From Operations                  0.52         0.43         0.24
-------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                     (0.42)       (0.41)       (0.09)
-------------------------------------------------------------------------------
Total Distributions                          (0.42)       (0.41)       (0.09)
-------------------------------------------------------------------------------
Net Asset Value, End of Year                 $8.66        $8.56        $8.54
-------------------------------------------------------------------------------
Total Return                                  6.20%        5.22%        2.92%++
-------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $292         $274         $261
-------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (2)                               0.56%        0.59%        0.58%+
   Net investment income                      4.84         4.87         4.74+
-------------------------------------------------------------------------------
Portfolio Turnover Rate                          9%          15%           8%
===============================================================================

(1)  For the period from September 8, 1995 (inception date) to November 30,
     1995.

(2) The investment adviser and administrator waived all or part of their fees for the two years ended November 30, 1997 and the period ended November 30, 1995. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees were not waived and expenses were not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                                  Expense Ratios
                               Per Share Decrease to           Without Fee Waivers
                               Net Investment Income           and Reimbursements
                             -------------------------     ---------------------------
                              1997      1996      1995      1997      1996      1995
                             -----     -----     -----     ------    -----     -------
     Class Y                 $0.03     $0.07     $0.03      0.94%     1.36%     0.99%+

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

================================================================================
Tax Information (unaudited)
================================================================================

     For Federal tax purposes, the Fund hereby designates for the fiscal year ended November 30, 1997:

     -- 100% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Intermediate Maturity California Municipals Fund of Smith Barney Investment Trust as of November 30, 1997, the related statement of operations for the year then ended and the statements of changes in net assets for the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended November 30, 1994 were audited by other auditors whose report thereon, dated January 25, 1995, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Intermediate Maturity California Municipals Fund of Smith Barney Investment Trust as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the two-year period then ended and financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.


                                       /s/ KPMG Peat Marwick LLP



New York, New York
January 15, 1998

Smith Barney                                                        SMITH BARNEY
Intermediate                                                        ------------
Maturity
California                                     A Member of TraverlersGroup[LOGO]
Municipals
Fund                                   Investment Adviser and
                                       Administrator
                                       Mutual Management Corp.
Trustees
Herbert Barg                           Distributor
Alfred J. Bianchetti                   Smith Barney Inc.
Martin Brody
Dwight B. Crane                        Custodian
Burt N. Dorsett                        PNC Bank, N.A.
Elliot S. Jaffe
Stephen E. Kaufman                     Shareholder
Joseph J. McCann                       Servicing Agent
Heath B. McLendon, Chairman            First Data Investor Services Group, Inc.
Cornelius C. Rose, Jr.                 P.O. Box 9134
                                       Boston, MA 02205-9134
James J. Crisona, Emeritus


Officers                               This report is submitted for the general
Heath B. McLendon                      information of the shareholders of Smith
President and                          Barney Intermediate Maturity California
Chief Executive Officer                Municipals Fund. It is not authorized for
                                       distribution to prospective investors
Lewis E. Daidone                       unless accompanied or preceded by a
Senior Vice President                  current Prospectus for the Fund, which
and Treasurer                          contains information concerning the
                                       Fund's investment policies and expenses
Joseph P. Deane                        as well as other pertinent information.
Vice President and
Investment Officer
                                       Smith Barney
Thomas M. Reynolds                     Intermediate Maturity
Controller                             California
                                       Municipals Fund
Christina T. Sydor                     388 Greenwich Street
Secretary                              New York, New York 10013
                                       www.smithbarney.com

                                       FD0310 1/98